UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21746

Name of Fund: Small Cap Premium & Dividend Income Fund Inc. (RCC)

Fund Address:	P.O. Box 9011
Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 12/31/2008

Item 1 – Report to Stockholders

Small Cap Premium &
Dividend Income Fund Inc.

Annual Report

December 31, 2008

Fund Summary as of December 31, 2008

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	RCC
Initial Offering Date	July 29, 2005
Yield on Closing Market Price as of December 31, 2008 ($8.67)*	23.07%
Current Semi-Annual Distribution per share of Common Stock**	$1.00
Current Annualized Distribution per share of Common Stock**	$2.00

*	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the changes in the Fund’s market price and net asset value for the twelve-month period:

	12/31/08 (a)	12/31/07	Change (b)	High	Low

Market Price (c)	$8.67	$15.74	(44.92%)	$17.07	$7.04
Net Asset Value	$9.55	$17.19	(44.44%)	$17.20	$8.59

(a)

For the year, the Common Stock of the Fund had a total investment return of (34.04%) based on net asset value per share and (34.60%) based on market price per share, assuming reinvestment of dividends. For the same period, the Fund’s unmanaged reference index, the Russell 2000® Index, had a total investment return of (33.79%). The reference index has no expenses associated with performance.

(b)	Does not include reinvestment of dividends.

(c)	Primary Exchange Price, NYSE.

Portfolio Information

Ten Largest Equity Holdings	Percent of Net Assets

Ralcorp Holdings, Inc.	0.4%
Myriad Genetics, Inc.	0.4
Alexion Pharmaceuticals, Inc.	0.3
Waste Connections, Inc.	0.3
Realty Income Corp.	0.3
Piedmont Natural Gas Co.	0.3
OSI Pharmaceuticals, Inc.	0.3
Comstock Resources, Inc.	0.3
ITC Holdings Corp.	0.3
Westar Energy, Inc.	0.3

Five Largest Industries	Percent of Net Assets

Banks: Outside New York City	7.9%
Real Estate Investment Trusts (REITs)	5.7
Computer Services Software & Systems	5.5
Biotechnology Research & Production	3.8
Services: Commercial	3.7

Sector Representation	Percent of Long-Term Investments

Financial Services	24.5%
Health Care	15.2
Consumer Discretionary	15.0
Technology	12.5
Materials & Processing	8.4
Producer Durables	7.4
Utilities	5.5
Auto & Transportation	3.9
Other Energy	3.8
Consumer Staples	3.3
Other	0.3
Integrated Oils	0.2

For Fund portfolio compliance purposes, the Fund’s industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

2	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008

A Summary From Your Fund’s Portfolio Managers

          We are pleased to provide you with this shareholder report for Small Cap Premium & Dividend Income Fund Inc. The Fund is advised by IQ Investment Advisors LLC and sub-advised by BlackRock Investment Management, LLC.

The investment objectives of Small Cap Premium & Dividend Income Fund Inc. (the “Fund”) are to provide shareholders with a high level of income, with a secondary goal of capital appreciation. The Fund pursues its investment objectives principally through a two-part strategy. First, the Fund will invest in a statistically selected sample of stocks included in the Russell 2000® Index (the “Index”) and/or other investments that have economic characteristics similar to the securities that comprise the Index, which may include futures, forward, swap and option contracts based on the Index, as well as other investment funds with a composition similar to that of the Index. Second, the Fund will write (sell) call options on the Index or on exchange-traded funds (“ETFs”) which seek to track the performance of the Index with respect to some or all of the value of its assets. There can be no assurance that the Fund will achieve its investment objectives.

For the year ended December 31, 2008, the Fund had a total investment return as set forth in the table below, based on the change per share in net asset value of $17.19 to $9.55. For the same period, the Fund’s unmanaged reference index, the Russell 2000 Index, had a total return as shown below. All of the Fund and index information presented includes the reinvestment of any dividends or distributions. Distribution information may be found in the Notes to Financial Statements, Note 5.

Period	Fund*	Russell 2000 Index**	Difference

Fiscal year ended December 31, 2008	(34.04%)	(33.79%)	(0.25%)

Since inception (July 29, 2005) through December 31, 2008	(21.99%)	(23.18%)	1.19%

*	Fund performance information is net of expenses.

**	The reference index has no expenses associated with performance.

For more detail with regard to the Fund’s total investment return based on a change in the per share market value of the Fund’s Common Stock (as measured by the trading price of the Fund’s shares on the New York Stock Exchange), please refer to the Financial Highlights section of this report.

As a closed-end fund, the Fund’s shares may trade in the secondary market at a premium or discount to the Fund’s net asset value. As a result, total investment returns based on changes in the market value of the Fund’s Common Stock can vary significantly from total investment returns based on changes in the Fund’s net asset value.

Jonathan A. Clark
Portfolio Manager

Debra L. Jelilian
Portfolio Manager

Jeffrey L. Russo, CFA
Portfolio Manager

January 23, 2009

We are pleased to announce that Jonathan Clark has assumed a new role within BlackRock effective February 2, 2009. As such, Mr. Kyle McClements has been named Portfolio Manager of Small Cap Premium & Dividend Income Fund Inc., and is responsible for the day-to-day management of the portfolio along with Ms. Jelilian and Mr. Russo. Mr. McClements has been a Director of BlackRock since 2006 and Vice President thereof from 2005 to 2006. Prior to that Mr. McClements was Vice President at State Street Research from 2004 to 2005.

Russell 2000 is a registered trademark of the Frank Russell Company.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008	3

Summary Schedule of Investments as of December 31, 2008

This summary schedule of investments is presented to help investors focus on the Fund’s principal holdings. It includes the Fund’s 50 largest holdings and any other investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. In addition, the summary schedule of investments allows the adviser certain efficiencies. As such, any cost savings in report production or printing are passed on to the Fund and, ultimately to Fund shareholders. A complete schedule of investments is available without charge, upon request, by calling 1-877-449-4742 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Industry	Common Stocks	Shares	Value	Percent of Net Assets

Advertising Agencies	Other Securities		$347,293	0.3%

Aerospace	Curtiss-Wright Corp.	7,500	250,425	0.2
	Moog, Inc. Class A (a)	7,100	259,647	0.2
	Teledyne Technologies, Inc. (a)	5,900	262,845	0.2
	Other Securities		704,806	0.6

			1,477,723	1.2

Agriculture, Fishing & Ranching	Other Securities		139,606	0.1

Air Transport	Other Securities		1,533,180	1.2

Aluminum	Other Securities		56,300	0.0

Auto Parts: After Market	Other Securities		113,863	0.1

Auto Parts: Original Equipment	Other Securities		241,998	0.2

Auto, Trucks & Parts	Other Securities		142,370	0.1

Banks: New York City	Other Securities		160,664	0.1

Banks: Non U.S. Banks	Other Securities		61,748	0.0

Banks: Outside New York City	FirstMerit Corp.	13,800	284,142	0.2
	UMB Financial Corp.	5,200	255,528	0.2
	Westamerica Bancorp.	4,700	240,405	0.2
	Other Securities		9,394,787	7.3

			10,174,862	7.9

Beverage: Brewers (Wineries)	Other Securities		45,440	0.0

Beverage: Soft Drinks	Other Securities		233,172	0.2

Biotechnology Research & Production	Alexion Pharmaceuticals, Inc. (a) (b)	12,900	466,851	0.3
	Myriad Genetics, Inc. (a)	7,400	490,324	0.4
	OSI Pharmaceuticals, Inc. (a)	9,600	374,880	0.3
	Other Securities		3,570,572	2.8

			4,902,627	3.8

Building Materials	Other Securities		773,286	0.6

Building: Cement	Other Securities		18,480	0.0

Building: Heating & Plumbing	Other Securities		102,351	0.1

Building: Miscellaneous	Other Securities		222,386	0.2

Building: Roofing & Wallboard	Other Securities		112,710	0.1

Cable Television Services	Other Securities		170,843	0.1

Casinos & Gambling	Other Securities		676,258	0.5

Chemicals	Other Securities		1,778,429	1.4

Coal	Other Securities		141,388	0.1

Commercial Information Services	Other Securities		152,085	0.1

Communications & Media	Other Securities		39,648	0.0

Communications Technology	Other Securities		3,432,285	2.7

Computer Services Software & Systems	Concur Technologies, Inc. (a)	7,300	239,586	0.2
	Sybase, Inc. (a)	13,000	322,010	0.3
	Other Securities		6,474,217	5.0

			7,035,813	5.5

4	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares	Value	Percent of Net Assets

Computer Technology	Other Securities		$1,255,938	1.0%

Construction	EMCOR Group, Inc. (a)	11,300	253,459	0.2
	Other Securities		503,344	0.4

			756,803	0.6

Consumer Electronics	Other Securities		759,944	0.6

Consumer Products	Other Securities		678,125	0.5

Containers & Packaging: Metals & Glass	Other Securities		296,724	0.2

Containers & Packaging: Paper & Plastic	Other Securities		81,012	0.1

Cosmetics	Other Securities		271,625	0.2

Diversified Financial Services	Other Securities		937,007	0.7

Diversified Materials & Processing	Clarcor, Inc.	8,500	282,030	0.2
	Other Securities		1,041,319	0.8

			1,323,349	1.0

Drug & Grocery Store Chains	Other Securities		906,975	0.7

Drugs & Pharmaceuticals	Onyx Pharmaceuticals, Inc. (a)	9,420	321,787	0.3
	Valeant Pharmaceuticals International (a)	10,800	247,320	0.2
	Other Securities		3,195,747	2.5

			3,764,854	3.0

Education Services	Other Securities		638,150	0.5

Electrical & Electronics	Other Securities		483,635	0.4

Electrical Equipment & Components	Other Securities		1,301,321	1.0

Electrical: Household Appliance	Other Securities		76,126	0.1

Electronics	Other Securities		613,276	0.5

Electronics: Instruments, Gauges & Meters	Other Securities		90,711	0.1

Electronics: Medical Systems	Other Securities		1,555,621	1.2

Electronics: Other	Other Securities		15,820	0.0

Electronics: Semi-Conductors/Components	Other Securities		1,920,357	1.5

Electronics: Technology	Other Securities		733,407	0.6

Energy Equipment	Other Securities		60,005	0.0

Energy Miscellaneous	Other Securities		928,958	0.7

Engineering & Contracting Services	Other Securities		504,173	0.4

Entertainment	Other Securities		223,041	0.2

Finance Companies	Other Securities		167,909	0.1

Finance: Small Loan	Other Securities		128,127	0.1

Financial Data Processing Services & Systems	Other Securities		1,022,164	0.8

Financial Information Services	Other Securities		339,945	0.3

Financial Miscellaneous	Other Securities		942,105	0.7

Foods	Flowers Foods, Inc.	12,600	306,936	0.3
	Ralcorp Holdings, Inc. (a)	9,300	543,120	0.4
	Other Securities		1,686,834	1.3

			2,536,890	2.0

Forest Products	Other Securities		184,530	0.1

Forms & Bulk Printing Services	Other Securities		113,439	0.1

Funeral Parlors & Cemeteries	Other Securities		43,645	0.0

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008	5

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares	Value	Percent of Net Assets

Glass	Other Securities		$50,764	0.0%

Gold	Other Securities		351,033	0.3

Health Care Facilities	Psychiatric Solutions, Inc. (a)	9,400	261,790	0.2
	Other Securities		450,955	0.4

			712,745	0.6

Health Care Management Services	AMERIGROUP Corp. (a)	9,100	268,632	0.2
	Other Securities		1,508,175	1.2

			1,776,807	1.4

Health Care Services	Other Securities		1,044,554	0.8

Homebuilding	Other Securities		266,725	0.2

Hotel/Motel	Other Securities		83,767	0.1

Household Furnishings	Other Securities		275,106	0.2

Identification Control & Filter Devices	Other Securities		907,341	0.7

Industrial Products	Other Securities		64,491	0.1

Insurance: Life	Other Securities		552,614	0.4

Insurance: Multi-Line	Montpelier Re Holdings Ltd.	15,700	263,603	0.2
	Platinum Underwriters Holdings Ltd.	8,000	288,640	0.2
	Other Securities		974,245	0.8

			1,526,488	1.2

Insurance: Property-Casualty	Aspen Insurance Holdings Ltd.	14,000	339,500	0.3
	ProAssurance Corp. (a)	5,500	290,290	0.2
	Validus Holdings Ltd.	10,800	282,528	0.2
	Other Securities		2,569,165	2.0

			3,481,483	2.7

Investment Management Companies	Other Securities		629,634	0.5

Jewelry, Watches & Gemstones	Other Securities		164,793	0.1

Lead & Zinc	Other Securities		26,790	0.0

Leisure Time	Other Securities		503,593	0.4

Machine Tools	Other Securities		27,627	0.0

Machinery & Engineering	Other Securities		137,170	0.1

Machinery: Agricultural	Other Securities		92,401	0.1

Machinery: Construction & Handling	Other Securities		127,659	0.1

Machinery: Engines	Other Securities		173,754	0.1

Machinery: Industrial/Specialty	Other Securities		1,059,529	0.8

Machinery: Oil Well Equipment & Services	Other Securities		1,032,817	0.8

Machinery: Specialty	Other Securities		110,763	0.1

Manufactured Housing	Other Securities		67,562	0.1

Manufacturing	Other Securities		110,149	0.1

Medical & Dental Instruments & Supplies	Bio-Rad Laboratories, Inc. Class A (a)	3,200	240,992	0.2
	Immucor, Inc. (a)	11,750	312,315	0.2
	Owens & Minor, Inc.	6,700	252,255	0.2
	Thoratec Corp. (a)	8,900	289,161	0.2
	Other Securities		3,421,520	2.7

			4,516,243	3.5

Medical Services	Magellan Health Services, Inc. (a)	6,600	258,456	0.2
	Other Securities		377,620	0.3

			636,076	0.5

6	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares	Value	Percent of Net Assets

Metal Fabricating	Other Securities		$1,231,045	1.0%

Metals & Minerals Miscellaneous	Compass Minerals International, Inc.	5,300	310,898	0.3
	Other Securities		405,559	0.3

			716,457	0.6

Miscellaneous Business & Consumer Discretionary	Other Securities		136,667	0.1

Miscellaneous Consumer Staples	Other Securities		4,320	0.0

Miscellaneous Health Care	Other Securities		40,880	0.0

Miscellaneous Materials & Commodities	Other Securities		224,276	0.2

Miscellaneous Materials & Processing	Other Securities		178,443	0.1

Miscellaneous Producer Durables	Other Securities		71,537	0.1

Miscellaneous Technology	Other Securities		102,315	0.1

Multi-Sector Companies	Other Securities		433,291	0.3

Office Furniture & Business Equipment	Other Securities		408,312	0.3

Oil: Crude Producers	Comstock Resources, Inc. (a)	7,700	363,825	0.3
	Other Securities		2,136,056	1.7

			2,499,881	2.0

Oil: Integrated Domestic	Other Securities		127,964	0.1

Oil: Integrated International	Other Securities		75,144	0.1

Paints & Coatings	Other Securities		187,494	0.1

Paper	Other Securities		545,384	0.4

Plastics	Other Securities		32,552	0.0

Pollution Control & Environmental Services	Other Securities		375,088	0.3

Power Transmission Equipment	Other Securities		207,594	0.2

Printing & Copying Services	Other Securities		236,912	0.2

Production Technology Equipment	Other Securities		1,255,303	1.0

Publishing: Miscellaneous	Other Securities		152,323	0.1

Publishing: Newspapers	Other Securities		88,265	0.1

Radio & TV Broadcasters	Other Securities		200,192	0.2

Railroad Equipment	Westinghouse Air Brake Technologies Corp.	7,900	314,025	0.2
	Other Securities		69,465	0.1

			383,490	0.3

Railroads	Other Securities		150,975	0.1

Real Estate	Other Securities		344,337	0.3

Real Estate Investment Trusts (REITs)	Anthracite Capital, Inc. (c)	9,800	21,854	0.0
	Highwoods Properties, Inc.	10,700	292,752	0.2
	Realty Income Corp.	17,100	395,865	0.3
	Senior Housing Properties Trust	19,200	344,064	0.3
	Washington Real Estate Investment Trust (b)	8,700	246,210	0.2
	Other Securities		5,963,577	4.7

			7,264,322	5.7

Recreational Vehicles & Boats	Other Securities		193,736	0.2

Rental & Leasing Services: Commercial	Other Securities		182,084	0.1

Rental & Leasing Services: Consumer	Other Securities		522,891	0.4

Restaurants	Wendy’s	66,926	330,614	0.2
	Other Securities		1,399,453	1.1

			1,730,067	1.3

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008	7

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares	Value	Percent of Net Assets

Retail	Other Securities		$3,414,996	2.7%

Savings & Loan	First Niagara Financial Group, Inc.	19,300	312,081	0.2
	NewAlliance Bancshares, Inc.	18,300	241,011	0.2
	Other Securities		1,387,613	1.1

			1,940,705	1.5

Securities Brokerage & Services	Knight Capital Group, Inc. Class A (a)	15,900	256,785	0.2
	Other Securities		502,761	0.4

			759,546	0.6

Services: Commercial	Waste Connections, Inc. (a)	13,100	413,567	0.3
	Watson Wyatt Worldwide, Inc.	7,000	334,740	0.3
	Other Securities		4,007,540	3.1

			4,755,847	3.7

Shipping	Other Securities		760,726	0.6

Shoes	Other Securities		858,449	0.7

Steel	Other Securities		57,280	0.0

Sugar	Other Securities		27,246	0.0

Telecommunications Equipment	Other Securities		838,386	0.6

Textile Products	Other Securities		65,448	0.1

Textiles Apparel Manufacturers	Other Securities		829,384	0.6

Tires & Rubber	Other Securities		108,421	0.1

Tobacco	Other Securities		351,157	0.3

Toys	Marvel Entertainment, Inc. (a)	8,200	252,150	0.2
	Other Securities		112,048	0.1

			364,198	0.3

Transportation Miscellaneous	Other Securities		338,618	0.3

Truckers	Other Securities		906,570	0.7

Utilities: Electrical	ITC Holdings Corp.	8,300	362,544	0.3
	Westar Energy, Inc.	17,100	350,721	0.2
	Other Securities		2,427,249	1.9

			3,140,514	2.4

Utilities: Gas Distributors	New Jersey Resources Corp.	6,800	267,580	0.2
	Nicor, Inc.	7,400	257,076	0.2
	Piedmont Natural Gas Co.	12,000	380,040	0.3
	WGL Holdings, Inc.	8,000	261,520	0.2
	Other Securities		789,417	0.6

			1,955,633	1.5

Utilities: Telecommunications	Other Securities		1,301,980	1.0

Utilities: Water	Other Securities		443,250	0.3

Wholesalers	Other Securities		313,965	0.2

	Total Common Stocks (Cost — $194,516,705)		124,288,857	96.8

8	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008

Summary Schedule of Investments (continued)

Industry	Investment Companies	Shares	Value	Percent of Net Assets

	BlackRock Kelso Capital Corp. (c)	1,800	$17,748	0.0%
	Other Securities		163,525	0.2

	Total Investment Companies (Cost — $376,674)		181,273	0.2

	Warrants (d)

Energy Miscellaneous	Other Securities		0	0.0

	Total Warrants (Cost — $0)		0	0.0

Short-Term Securities	Maturity Date	Yield	Face Amount

Time Deposits
State Street Bank & Trust Co.	1/02/09	0.01%	$7,710,576	7,710,576	6.0

	Total Short-Term Securities (Cost — $7,710,576)			7,710,576	6.0

	Total Investments Before Options Written (Cost — $202,603,955*)			132,180,706	103.0

	Options Written	Number of Contracts

Call Options Written	Russell 2000 Index, expiring January 2009 at USD 470	500	(1,727,500)	(1.4)
	Russell 2000 Index, expiring January 2009 at USD 500	750	(1,218,750)	(0.9)

	Total Options Written (Premiums Received — $3,635,363)		(2,946,250)	(2.3)

Total Investments Net of Options Written (Net Cost — $198,968,592)			129,234,456	100.7
Liabilities in Excess of Other Assets			(845,696)	(0.7)

Net Assets			$128,388,760	100.0%

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$115,221,727

Gross unrealized appreciation	$17,946,124
Gross unrealized depreciation	(987,145)

Net unrealized appreciation	$16,958,979

(a)	Non-income producing security.

(b)	All or a portion of security held as collateral in connection with open financial futures contracts.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income

Anthracite Capital, Inc.	$10,597	$22,844	$(9,160)	$9,569
BlackRock Kelso Capital Corp.	$7,832	—	—	$2,279

(d)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Appreciation

50	E-Mini Russell 2000	March 2009	$2,427,562	$61,938

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008	9

Summary Schedule of Investments (concluded)

•

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

		Assets	Liabilities

Level 1	$124,470,130	$61,938	$(2,946,250)
Level 2	7,710,576	—	—
Level 3	—	—	—

Total	$132,180,706	$61,938	$(2,946,250)

*	Other financial instruments are futures and options.

See Notes to Financial Statements.

10	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008

Statement of Assets, Liabilities and Capital

As of December 31, 2008

Assets

Investments in unaffiliated securities, at value (identified cost — $202,472,489)		$132,141,104
Investments in affiliated securities, at value (identified cost — $131,466)		39,602
Receivables:
Dividends	$193,157
Securities sold	97,080
Variation margin	71,500
Interest	2	361,739

Prepaid expenses		450

Total assets		132,542,895

Liabilities

Options written, at value (premiums received — $3,635,363)		2,946,250
Payables:
Dividends and distributions to shareholders	1,083,953
Investment advisory fees	15,144	1,099,097

Accrued expenses		108,788

Total liabilities		4,154,135

Net Assets

Net assets		$128,388,760

Capital

Common Stock, par value $.001 per share, 100,000,000 shares authorized		$13,438
Paid-in capital in excess of par		216,268,013
Undistributed investment income — net	$328,380
Accumulated realized capital losses — net	(18,548,873)
Unrealized depreciation — net	(69,672,198)

Total accumulated losses — net		(87,892,691)

Total capital — Equivalent to $9.55 per share based on 13,437,785 shares of Common Stock outstanding (market price — $8.67)		$128,388,760

See Notes to Financial Statements.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008	11

Statement of Operations

For the Year Ended December 31, 2008

Investment Income

Dividends (including $11,848 from affiliates and net of $524 foreign withholding tax)		$2,327,672
Interest		379,605

Total income		2,707,277

Expenses

Investment advisory fees	$1,775,907
Accounting services	86,632
Professional fees	83,511
Directors’ fees and expenses	63,725
Custodian fees	44,593
Transfer agent fees	35,258
Repurchase offer	33,958
Printing and shareholder reports	30,063
Listing fees	23,750
Insurance fees	16,592
Licensing fees	10,837
Other	14,037

Total expenses		2,218,863

Investment income — net		488,414

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments — net (including $9,160 loss from affiliates)	4,883,912
Financial futures contracts — net	(9,240,180)
Options written — net	2,054,428	(2,301,840)

Change in unrealized appreciation/depreciation on:
Investments — net	(73,669,015)
Financial futures contracts — net	(11,223)
Options written — net	(532,637)	(74,212,875)

Total realized and unrealized loss — net		(76,514,715)

Net Decrease in Net Assets Resulting from Operations		$(76,026,301)

See Notes to Financial Statements.

12	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008

Statements of Changes in Net Assets

	For the Year Ended December 31,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Investment income — net	$488,414	$1,245,783
Realized gain (loss) — net	(2,301,840)	20,192,200
Change in unrealized appreciation/depreciation — net	(74,212,875)	(16,220,844)

Net increase (decrease) in net assets resulting from operations	(76,026,301)	5,217,139

Dividends & Distributions to Shareholders

Investment income — net	(926,191)	(1,099,977)
Realized gain — net	—	(21,655,076)
Tax return of capital	(26,156,104)	(4,501,255)

Net decrease in net assets resulting from dividends and distributions to shareholders	(27,082,295)	(27,256,308)

Common Stock Transactions

Adjustment of offering costs resulting from the issuance of Common Stock	—	135,048
Net redemption of Common Stock resulting from a repurchase offer (includes $62,348 and $3,451 of repurchase fees, respectively)	(3,055,064)	(924,375)
Value of shares issued to Common Stock shareholders in reinvestment of dividends	—	1,527,886

Net increase (decrease) in net assets resulting from Common Stock transactions	(3,055,064)	738,559

Net Assets

Total decrease in net assets	(106,163,660)	(21,300,610)
Beginning of year	234,552,420	255,853,030

End of year*	$128,388,760	$234,552,420

* Undistributed investment income — net	$328,380	$732,199

See Notes to Financial Statements.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008	13

Financial Highlights

					For the Period July 29, 2005(a) to December 31, 2005
	For the Year Ended December 31,
The following per share data and ratios have been derived from information provided in the financial statements.
	2008		2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$17.19		$18.80	$18.16	$19.10

Investment income — net(b)	.04		.09	.08	.04
Realized and unrealized gain (loss) — net	(5.68	)(c)	.29 (c)	2.56 (c)	(.12)

Total from investment operations	(5.64)		.38	2.64	(.08)

Less dividends and distributions from:
Investment income — net	(.07)		(.08)	(.23)	(.03)
Realized gain — net	—		(1.59)	(1.67)	—
Tax return of capital	(1.93)		(.33)	(.10)	(.80)

Total dividends and distributions	(2.00)		(2.00)	(2.00)	(.83)

Offering costs resulting from the issuance of Common Stock	—		.01	—	(.03)

Net asset value, end of period	$9.55		$17.19	$18.80	$18.16

Market price per share, end of period	$8.67		$15.74	$19.49	$16.09

Total Investment Return(d)

Based on net asset value per share	(34.04%)		2.63%	15.40%	(.14	%)(e)

Based on market price per share	(34.60%)		(9.36%)	35.03%	(15.51	%)(e)

Ratios to Average Net Assets

Expenses, net of reimbursement	1.12%		1.03%	1.09%	1.07	%(f)

Expenses	1.12%		1.05%	1.09%	1.07	%(f)

Investment income — net	.25%		.49%	.41%	.56	%(f)

Supplemental Data

Net assets, end of period (in thousands)	$128,389		$234,552	$255,853	$327,008

Portfolio turnover	21%		15%	26%	3%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Includes repurchase fees, which are less than $.01 per share.

(d)

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

(e)	Aggregate total investment return.

(f)	Annualized.

See Notes to Financial Statements.

14	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBERS 31, 2008

Notes to Financial Statements

1. Significant Accounting Policies:

Small Cap Premium & Dividend Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company with a fixed term of approximately five years. The expected termination date of the Fund is on or about July 21, 2010.The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund’s Common Stock shares are listed on the New York Stock Exchange (“NYSE”) under the symbol RCC. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities that are held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter (“OTC”) market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on an exchange are valued according to the broadest and most representative market.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). The value of swaps, including interest rate swaps, caps and floors, will be determined by reference to the value of the components when such components consist of securities for which market quotations are available. In the absence of obtainable quotations, swaps will be valued by obtaining dealer quotations. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Overnight Time Deposits are valued at the amount deposited each day. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund’s Board of Directors.

(b) Real Estate Investment Trusts (REITs) — A portion of distributions received from REITs may constitute a return of capital. During the year an amount, based upon prior experience and guidance from the REITs is reclassified from dividend income and recorded as an adjustment to basis of the REIT holdings. The adjustment is a reduction in basis and is reflected in either unrealized appreciation (depreciation) or realized gain (loss).

(c) Derivative financial instruments — The Fund may engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund’s index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008	15

Notes to Financial Statements (continued)

counterparty, for certain instruments, may pledge cash or securities as collateral.

•

Options — The Fund writes call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an options expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written options are non-income producing investments.

•

Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48,”Accounting for Uncertainty in Income Taxes” (“FIN 48”) requires an analysis of tax positions taken or to be taken on a tax return and whether such positions are “more likely than not” to be sustained upon examination based on their technical merit. To the extent they would not be sustained, tax expense (and related interest and penalties) would be recognized for financial statement reporting purposes. Management has evaluated the application of FIN 48 to the Fund, and has determined that FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. and various state tax returns. To the best of the Fund’s knowledge, no income tax returns are currently under examination. All tax years of the Fund are open at this time.

(e) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Portions of the distributions paid by the Fund during the years ended December 31, 2008 and December 31, 2007 were characterized as a tax return of capital.

(g) Offering expenses — Direct expenses relating to the public offering of the Fund’s Common Stock were charged to capital at the time of issuance of the shares. Any adjustments to estimates of offering costs were recorded to capital.

(h) Recent accounting pronouncement — In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(i) Reclassification — Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $33,958 has been reclassified to paid-in capital in excess of par from undistributed net investment income as a result of a permanent difference attributable to non-deductible expenses. This reclassification has no effect on net assets or net asset values per share.

16	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008

Notes to Financial Statements (continued)

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC (“IQ Advisors”), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”). IQ Advisors is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ Advisors provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes.

In addition, IQ Advisors has entered into a Subadvisory Agreement with BlackRock Investment Management, LLC (the “Subadviser”), an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”). Pursuant to the agreement, the Subadviser provides certain investment advisory services to IQ Advisors with respect to the Fund. For such services, IQ Advisors pays the Subadviser a monthly fee at an annual rate of ..39% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

IQ Advisors has entered into an Administration Agreement with Princeton Administrators, LLC (the “Administrator”). The Administration Agreement provides that IQ Advisors pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect, wholly owned subsidiary of BlackRock. ML & Co. is a substantial owner of BlackRock.

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of IQ Advisors, received $7,974 in commissions on the execution of portfolio security transactions for the Fund for the year ended December 31, 2008.

Certain officers of the Fund are officers and/or directors of IQ Advisors, ML & Co., BlackRock and/or their affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2008 were $35,370,300 and $47,631,337, respectively.

Transactions in options written for the year ended December 31, 2008 were as follows:

	Number of Contracts	Premiums Received

Outstanding call options written, at beginning of year	1,500	$3,235,500
Options written	22,356	36,642,123
Options closed	(22,606)	(36,242,260)

Outstanding call options written, at end of year	1,250	$3,635,363

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the year ended December 31, 2008 decreased by 206,725 as a result of a repurchase offer. Shares issued and outstanding during the year ended December 31,2007 increased by 82,012 as a result of dividend and distribution reinvestments and decreased by 49,300 as a result of a repurchase offer.

Subject to the approval of the Board of Directors, the Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

With regard to repurchase fees, IQ Advisors will reimburse the Fund for the cost of expenses paid in excess of 2% of the value of the shares that are repurchased.

5. Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

	12/31/2008	12/31/2007

Distributions paid from:
Ordinary income	$926,191	$18,128,392
Long-term capital gains	—	4,626,661
Tax return of capital	26,156,104	4,501,255

Total distributions	$27,082,295	$27,256,308

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008	17

Notes to Financial Statements (concluded)

As of December 31, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income — net	—
Undistributed long-term capital gains — net	—

Total undistributed earnings — net	—
Capital loss carryforward	$(55,567,793	)*
Unrealized losses — net	(32,324,898	)**

Total accumulated losses — net	$(87,892,691)

*	As of December 31, 2008, the Fund had a net capital loss carry-forward of $55,567,793, all of which expires in 2016. This amount will be available to offset like amounts of any future taxable gains.

**

The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the realization for tax purposes of unrealized gains (losses) on certain financial futures contracts and options, the deferral of post-October capital losses for tax purposes, the realization for tax purposes of unrealized gains (losses) on certain securities that are part of a straddle and other book/tax temporary differences.

6. Subsequent Events:

Effective January 1, 2009, ML & Co., IQ Advisors’ parent, became a wholly owned subsidiary of Bank of America Corporation (the “Transaction”).

On January 23, 2009, a special meeting of stockholders was reconvened from December 19, 2008 to vote on a new investment advisory and management agreement and a new investment subadvisory agreement (together the “New Agreements”) to prevent any potential disruption in IQ Advisors’ and the subadviser’s ability to continue to provide services to the Fund in connection with the Transaction. ML & Co. had informed the Board of Directors of the Fund that it did not believe the Transaction would result in an “assignment” of the Fund’s current investment advisory and management agreement and current investment subadvisory agreement (together, the “Current Agreements”) under the 1940 Act, but that it was possible that the Transaction could be determined to result in such an assignment, which would cause the automatic termination of each Current Agreement.

Each of the New Agreements was approved by stockholders and became effective on January 24, 2009. From January 1 to January 23, 2009, the Fund operated under an interim investment advisory and management agreement and an interim investment subadvisory agreement that were previously approved by the Board of Directors of the Fund pursuant to Rule 15a-4 under the 1940 Act.

18	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Small Cap Premium & Dividend Income Fund Inc.

We have audited the accompanying statement of assets, liabilities and capital of Small Cap Premium & Dividend Income Fund Inc. (the “Fund”), including the summary schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Small Cap Premium & Dividend Income Fund Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, NJ
February 27, 2009

Important Tax Information (Unaudited)

The following information is provided with respect to the taxable ordinary income portion of the distribution paid by Small Cap Premium & Dividend Income Fund, Inc. to shareholders of record on June 23, 2008 and December 19, 2008:

Interest-Related Dividends for Non-U.S. Residents	12.20	%*

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008	19

Approval of New Advisory Agreements and New Subadvisory Agreements

On September 15, 2008, Merrill Lynch & Co., Inc. (“Merrill Lynch”), the parent company of IQ Investment Advisors LLC (“IQ Advisors” or the “Adviser”), announced that it had entered into a definitive Agreement and Plan of Merger with Bank of America Corporation (“Bank of America”) whereby a wholly owned subsidiary of Bank of America would be merged with and into Merrill Lynch (the “Transaction”). Merrill Lynch informed the Board of Directors of each of the funds advised by IQ Advisors (the “IQ Funds” or the “Funds”) that it did not believe the Transaction would result in an “assignment” of the Funds’ current investment advisory and management agreements (the “Current Advisory Agreements”) and current investment subadvisory agreements (the “Current Subadvisory Agreements”) (together, the “Current Agreements”) under the Investment Company Act of 1940, as amended (the “1940 Act”), but that it was possible that the Transaction could be determined to result in such an assignment, which would cause the automatic termination of each Current Agreement.

In anticipation of the completion of the Transaction, the Boards of Directors of each of the Funds (the “Board”) met in person on November 11, 2008 (the “Meeting”) for purposes of, among other things, considering whether it would be in the best interests of the Funds and their stockholders to approve new investment advisory and management agreements between IQ Advisors and each of the Funds (the “New Advisory Agreements”) and new investment subadvisory agreements between IQ Advisors and the respective subadviser to each Fund (the “New Subadvisory Agreements”) (together, the “New Agreements”) that would take effect upon the closing of the Transaction. The Board also approved interim investment advisory and management agreements between IQ Advisors and each of the Funds (the “Interim Advisory Agreements”) and interim subadvisory agreements between IQ Advisors and the respective subadviser to each Fund (the “Interim Subadvisory Agreements”) (together, the “Interim Agreements”) that would take effect for a maximum of 150 days following the closing of the Transaction only in the event that stockholders have not approved the respective New Agreements prior to such time. The Board considered substantially the same factors in approving the Interim Agreements as were considered in approving the New Agreements.

The Transaction was approved by the stockholders of Merrill Lynch on December 5, 2008. Effective January 1, 2009, Merrill Lynch became a wholly owned subsidiary of Bank of America. The stockholders of the Fund approved the New Agreements on January 23, 2009.

The following discussion summarizes the information considered and the conclusions made by the Board in approving the New Agreements.

In considering the approval of the New Advisory Agreement between IQ Advisors and each Fund, the Directors received and discussed various materials provided to them in advance of the Meeting, which included, among other things, a copy of the form of New Advisory Agreement, the materials the Directors had received in connection with their consideration and approval of the continuation of the Current Advisory Agreement for each Fund (other than for MLP & Strategic Equity Fund Inc. (“MLP Fund”)), at the June 5, 2008 Board meeting, and additional materials presented at the November 11, 2008 Board meeting in connection with the New Advisory Agreements, including information from Lipper, Inc. (“Lipper”) with respect to MLP Fund, due diligence materials from IQ Advisors and a report on the Transaction and its potential impact on the services provided to the Funds. In addition, the Directors considered materials received at previous meetings of the Board regarding the Funds.

In considering whether to approve the New Advisory Agreements, the Directors reviewed materials from counsel to the Funds and from IQ Advisors including: (i) information concerning the services rendered to the Funds by IQ Advisors and its affiliates; (ii) information concerning the revenues and expenses incurred by IQ Advisors and its affiliates from the operation of the Funds; (iii) a memorandum outlining the legal duties of the Directors under the 1940 Act; and (iv) information from Lipper comparing each Fund’s fee rate for advisory and administrative services to those of other closed-end funds chosen by Lipper. Each New Advisory Agreement was considered separately by the Directors.

The Directors considered and discussed, among other things, the following factors in approving the New Advisory Agreements and Interim Advisory Agreements:

(a) Nature, Extent and Quality of Services Provided by IQ Advisors and its Affiliates — In connection with their consideration of each New Advisory Agreement, the Directors considered representations by IQ Advisors that there would be no diminution in the services to be rendered to the Funds by IQ Advisors as a result of the Transaction. The Directors noted that representatives of IQ Advisors stated that they did not anticipate any change in their personnel responsible for providing services to the Funds.

In reviewing each New Advisory Agreement, the Directors focused on the services that IQ Advisors has provided to each Fund. The Directors considered the size and experience of IQ Advisors’ staff, its use of technology, and the degree to

20	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008

Approval of New Advisory Agreements and New Subadvisory Agreements (continued)

which IQ Advisors exercises supervision over the actions of each Fund’s respective subadviser. In connection with the investment advisory services provided, the Directors took into account detailed discussions they had with officers of IQ Advisors at the November 11, 2008 Board meeting and at prior Board meetings regarding the management of each Fund’s investments in accordance with each Fund’s stated investment objective and policies and the types of transactions entered into on behalf of each Fund.

In addition to the investment advisory services provided to the Funds, the Directors considered that IQ Advisors and its affiliates also provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Directors reviewed the compliance and administrative services provided to the Funds by IQ Advisors, including its oversight of each Fund’s day-to-day operations and its oversight of Fund accounting. The Directors noted that IQ Advisors has access to administrative, legal and compliance resources that help ensure a high level of quality in the compliance and administrative services provided to the Funds. The Directors also considered each Fund’s compliance history.

The Directors noted the representations of IQ Advisors that the Transaction would have no adverse effect on the resources and strengths of IQ Advisors in managing the Funds. The Directors then discussed the anticipated financial condition of IQ Advisors and its affiliates following the Transaction. The Directors noted statements from representatives of IQ Advisors that the financial position of IQ Advisors and its affiliates is not expected to be negatively affected by the Transaction. The Directors also considered representations from IQ Advisors that the Transaction is not expected to impact IQ Advisors’ compliance personnel or compliance procedures. Based on the discussions held and the materials presented at the Board meetings held on November 11, 2008 and June 5, 2008 and other prior Board meetings, the Directors determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by IQ Advisors under the New Advisory Agreements and that they expect that the quality of such services will continue to be of high quality and beneficial to the Funds.

(b) Investment Performance of each Fund and IQ Advisors — The Directors considered the history, experience, resources and strengths of IQ Advisors and its affiliates in developing and implementing the investment strategies used by each Fund. The Directors also considered the innovative nature of each Fund. The Directors noted the specialized nature of each Fund’s investment strategy and the inherent limitations in comparing a Fund’s investment performance to that of another investment company. The Directors reviewed the investment performance of each Fund that is currently operating and, where applicable, compared such performance to the performance of a relevant reference index. The Directors discussed the degree to which each such Fund was achieving its investment objective. In particular, the Directors noted that the Funds generally performed as expected and met their respective investment objectives. As a result of their discussions and review, the Directors concluded that the performance of each currently operating Fund was satisfactory.

(c) Costs of Services Provided and Profits Realized by IQ Advisors and its Affiliates from the Relationship with each Fund — In reviewing the New Advisory Agreements, the Directors referred to the materials presented and discussions held in connection with their consideration of the continuation of the Current Advisory Agreement for each respective Fund (other than for MLP Fund) at the June 5, 2008 Board meeting, and additional materials presented at the November 11, 2008 Board meeting in connection with the New Agreements for all Funds. At the June 5, 2008 meeting, the Directors reviewed and considered a memorandum from IQ Advisors regarding the methodology used by IQ Advisors in allocating its costs regarding the operations of the Funds and calculating each Fund’s profitability, including MLP Fund, to IQ Advisors and its affiliates. At the June 5, 2008 meeting, the Directors also reviewed a report detailing IQ Advisors’ profitability. After considering their discussion with IQ Advisors at the June 5, 2008 meeting and further discussions at the November 11, 2008 meeting and reviewing IQ Advisors’ memorandum and report, the Directors concluded that there continued to be a reasonable basis for the allocation of costs and the determination of profitability. The Directors considered the cost of the services provided by IQ Advisors to each Fund and the revenue derived by IQ Advisors and its affiliates. The Directors took into account discussions that they had with representatives of IQ Advisors at the June 5, 2008 Board meeting regarding its general level of profitability (if any), and the profits derived by its affiliate, BlackRock, Inc., from operating the Funds. The Directors also considered the direct and indirect benefits derived by other IQ Advisors’ affiliates, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), from the establishment of the Funds, including the underwriting arrangements relating to the initial distribution of Fund shares. The Directors considered federal court decisions discussing an investment adviser’s profitability and profitability levels considered to be reasonable in those decisions. The Directors concluded that any profits made by IQ Advisors and its affiliates (including BlackRock, Inc. and MLPF&S) are acceptable in relation to the nature, extent and

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008	21

Approval of New Advisory Agreements and New Subadvisory Agreements (continued)

quality of services provided. The Directors also concluded that each Fund continued to benefit from such services provided by IQ Advisors’ affiliates.

(d) Extent to which Economies of Scale would be Realized as a Fund Grows and Whether Fee Levels would Reflect such Economies of Scale — In considering the extent to which economies of scale might be realized if the assets of a Fund were to increase and whether there should be changes in the advisory fee rate or structure in order to enable a Fund to participate in these economies of scale, the Directors referred to the materials presented and discussions held in connection with their considerations at the June 5, 2008 Board meeting and additional materials presented at the November 11, 2008 Board meeting in connection with the New Advisory Agreements. The Directors noted that because each Fund is a closed-end fund, any increase in asset levels generally would have to come from appreciation through investment performance. The Directors also noted that each Fund, other than Dow 30SM Premium & Dividend Income Fund Inc. (“Dow 30 Premium”), NASDAQ Premium Income & Growth Fund Inc. (“NASDAQ Premium”), Dow 30SM Enhanced Premium & Income Fund Inc. (“Dow 30 Enhanced”), MLP Fund and S&P 500® Covered Call Fund Inc. (“Covered Call”), is an interval fund that periodically allows stockholders to tender their shares to the Fund and that such tender offers reduce the amount of Fund assets.

Taking into account the totality of the information and materials provided to them at Board meetings held November 11, 2008 and June 5, 2008 and at other prior Board meetings, the Directors determined that no changes were currently necessary to each Fund’s fee structure.

(e) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients — The Directors considered representations by IQ Advisors that there would be no change in the advisory fee paid by each Fund to IQ Advisors under the New Advisory Agreements as a result of the Transaction. In considering the compensation to be paid to IQ Advisors, noting that no changes to such compensation from that payable under the Current Advisory Agreements were proposed, the Directors referred to the materials presented and discussions held in connection with their considerations at the June 5, 2008 Board meeting and additional materials presented at the November 11, 2008 Board meeting in connection with the New Advisory Agreements. The Directors noted that in connection with such considerations it had received and reviewed a comparison of both the services rendered and the fees paid under the Current Advisory Agreements to the contracts of other investment advisers with respect to other closed-end registered investment companies. In particular, the Directors noted that it evaluated each Fund’s contractual fee rate for advisory and administrative services as compared to the contractual fee rate of other closed-end funds chosen by Lipper. In connection with its consideration of the New Advisory Agreement for MLP Fund, the Directors noted that it had received and reviewed fee comparison data from Lipper at the November 11, 2008 Board meeting. The Directors noted that each Fund’s contractual advisory fee rate at a common asset level was equal to or lower than the median fee rate of its Lipper comparison funds.

Taking into account the totality of the information and materials provided to them at the Board meetings held on November 11, 2008 and June 5, 2008, and at other prior Board meetings, the Directors concluded that the advisory fee rates proposed under each New Advisory Agreement were reasonable for the services being rendered and in comparison to the data reflected in the Lipper materials.

(f) Conclusion — The Directors examined the totality of the information they were provided at the November 11, 2008 and June 5, 2008 Board meetings and did not identify any single factor discussed previously as controlling. The Directors concluded that the terms of each New Advisory Agreement were fair and reasonable, that IQ Advisors’ fees are reasonable for the services provided to each Fund, and that each New Advisory Agreement should be approved and recommended to stockholders.

Approval of New Investment Subadvisory Agreements

The Directors discussed the approval of New Subadvisory Agreements between IQ Advisors and BlackRock Investment Management, LLC (“BlackRock”), as subadviser to S&P 500® GEARED Fund Inc. (“S&P GEARED”) and Small Cap Premium & Dividend Income Fund Inc. (“Small Cap”); Oppenheimer Capital LLC (“Oppenheimer”), as subadviser to Covered Call and Enhanced S&P 500® Covered Call Fund Inc. (“Enhanced Covered Call”); Nuveen HydePark Group, LLC (“Nuveen HydePark”), as subadviser to Dow 30, Dow 30 Enhanced, NASDAQ Premium and Defined Strategy Fund Inc. (“Defined Strategy”); Fiduciary Asset Management, LLC (“FAMCO”), as subadviser to MLP Fund; and Nuveen Asset Management (“NAM”), as subadviser to Global Income & Currency Fund Inc. (“Global Income”) (each, a “Subadviser” and, collectively, the “Subadvisers”). The Directors also discussed the approval of Interim Subadvisory Agreements between IQ Advisors and the Subadvisers of each of the Funds, which would go into effect for a maximum of 150 days following the closing of the Transaction only in the event that

22	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008

Approval of New Advisory Agreements and New Subadvisory Agreements (continued)

stockholders have not approved the respective New Subadvisory Agreement prior to such time.

In considering the approval of the New Subadvisory Agreement between IQ Advisors and each Subadviser, the Directors received and discussed various materials provided to them in advance of the meetings which included, among other things, a copy of the form of New Subadvisory Agreement, the materials the Directors had received in connection with their consideration and approval of the continuation of the Current Subadvisory Agreements for each Fund (other than for MLP Fund) at the June 5, 2008 Board meeting, and additional materials presented at the November 11, 2008 Board meeting in connection with the New Agreements, including due diligence materials from IQ Advisors and a report and presentation on the Transaction and its potential impact on the services provided to the Funds. In addition, the Directors considered materials received at previous meetings of the Directors regarding the Funds.

In considering whether to approve the New Subadvisory Agreements, the Directors reviewed materials from counsel to the Funds and from IQ Advisors and the Subadvisers including, as applicable: (i) information concerning the services rendered to the Funds by the Subadvisers; (ii) information concerning the revenues and expenses incurred by the Subadvisers from the operation of the Funds; (iii) a memorandum outlining the legal duties of the Directors under the 1940 Act; and (iv) information from Lipper comparing each Fund’s fee rate for advisory and administrative services to those of other closed-end funds chosen by Lipper. Each New Subadvisory Agreement was considered separately by the Directors.

The Directors considered and discussed, among other things, the following factors in approving the New Subadvisory Agreements and Interim Subadvisory Agreements:

(a) Nature, Extent and Quality of Services Provided by the Subadvisers — In reviewing the New Subadvisory Agreements, the Directors referred to the materials presented and discussions held in connection with their consideration of the continuation of the Current Subadvisory Agreement for each respective Fund (other than MLP Fund) at the June 5, 2008 Board meeting, and additional materials presented at the November 11, 2008 Board meeting in connection with the New Advisory Agreements. The Directors focused on the experience of the Subadvisers in managing registered funds. The Directors considered the reputation and investment experience of the Subadvisers and their investment professionals who have served as portfolio managers and would continue to serve as portfolio managers. The Directors noted that it had met with officers of IQ Advisors and members of each Subadviser’s portfolio management team to discuss the management of each Fund’s investments at recent Board meetings. The Directors took into account the annual due diligence investment review of each Subadviser to a currently operating Fund and the report presented at a prior meeting that concluded that each such Subadviser has thus far executed its respective Fund’s investment strategies in accordance with the Fund’s objectives and general expectations. The Directors noted that it had discussed each Fund’s investment strategy with representatives from the respective Subadviser, including discussions regarding the premises underlying the Fund’s investment strategy, its efficacy and potential risks. The Directors also considered the favorable history, reputation and background of each Subadviser and its personnel, and the substantial experience of such Subadviser’s portfolio management team. The Directors considered the compliance program of each Subadviser and the report of the chief compliance officer of the Funds. Following consideration of this information, and based on management presentations during the November 11, 2008 and June 5, 2008 Board meetings, the Directors concluded that the nature, extent and quality of services provided to each Fund by the applicable Subadviser under the Current Subadvisory Agreement were of a high quality and would continue to benefit the respective Fund. The Directors considered that the same services would be provided by the same personnel pursuant to the New Subadvisory Agreements.

(b) Investment Performance of each Fund and each Subadviser — The Directors had received and considered information about the investment performance of each Fund that is currently operating in light of its stated investment objective and made the determinations discussed above under “Investment Performance of each Fund and IQ Advisors.” As a result of their discussions and review, the Directors concluded that the performance of each currently operating Fund was satisfactory.

(c) Cost of Services Provided and Profits Realized by each Subadviser from the Relationship with each respective Fund — The Directors considered the profitability to BlackRock, a subsidiary of BlackRock, Inc., by serving as Subadviser to two Funds and from its relationship with IQ Advisors based on the information discussed above under “Costs of Services Provided and Profits Realized by IQ Advisors and its Affiliates from the Relationship with each Fund.” Based on such information, the Directors concluded that BlackRock’s profits were acceptable in relation to the nature, extent and quality of services provided. The Directors noted that profitability data was not provided with respect to the other Subadvisers of the Funds and concluded that such data was unnecessary because such subadvisory arrangements were entered into at “arm’s length” between IQ Advisors and

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008	23

Approval of New Advisory Agreements and New Subadvisory Agreements (concluded)

each such Subadviser (including NAM and Nuveen HydePark, with which subadvisory arrangements were originally negotiated prior to the investment in their parent company by an affiliate of IQ Advisors). The Directors then considered the potential direct and indirect benefits to each Subadviser and its affiliates from their relationship with each of their respective Funds, including the reputational benefits from managing the Funds. The Directors concluded that the potential benefits to each Subadviser were consistent with those obtained by other subadvisers in similar types of arrangements.

(d) Extent to which Economies of Scale would be Realized as a Fund Grows and Whether Fee Levels would Reflect such Economies of Scale — The Directors received and considered information about potential economies of scale at the November 11, 2008 and June 5, 2008 Board meetings and made the determinations discussed above under “Extent to which Economies of Scale would be Realized as a Fund Grows and Whether Fee Levels would Reflect such Economies of Scale.”

Taking into account the totality of the information and materials provided to them at the November 11, 2008, June 5, 2008, and at other prior Board meetings, the Directors determined that no changes were currently necessary to each Fund’s fee structure.

(e) Comparison of services rendered and fees paid to those under other subadvisory contracts, such as contracts of the same and other investment advisers or other clients — The Directors considered representations by IQ Advisors that there would be no change in the allocation of the fees between IQ Advisors and Subadvisers in relation to the services provided by a Subadviser, as a result of the Transaction. In considering the compensation to be paid to the Subadvisers, noting that no changes to such compensation from that payable under the Current Subadvisory Agreements were proposed, the Directors referred to the materials presented and discussions held in connection with their consideration of the continuation of the Current Subadvisory Agreement for the respective Fund (other than for MLP Fund), and additional materials presented at the November 11, 2008 Board meeting in connection with the New Advisory Agreements. The Directors noted that, in connection with such considerations, the Directors had received and reviewed fee comparison data from Lipper (which included information regarding the fees paid by certain investment advisers to subadvisers of peer funds), and concluded that such information continued to be relevant to their current deliberations. The Directors received and reviewed fee comparison data from Lipper for MLP Fund at the November 11, 2008 Board meeting. In reviewing that data, the Directors noted that the subadvisory fee with respect to each Fund was at a level that continued to be reasonable and similar to that of comparable funds.

The Directors discussed the services rendered by each Subadviser and determined that such services were consistent with those provided by subadvisers generally and sufficient for the management of the Funds. Taking into account the totality of the information and materials provided to them at the Board meetings held on November 11, 2008 and June 5, 2008 and at other prior Board meetings, among other things, the fact that the subadvisory fees were negotiated by IQ Advisors on an arm’s length basis, the Directors concluded that the subadvisory fees proposed under each New Subadvisory Agreement continued to be reasonable for the services being rendered.

(f) Conclusion — The Directors examined the totality of the information they were provided at the November 11, 2008 and June 5, 2008 Board meetings and did not identify any single factor discussed previously as controlling. The Directors concluded that the terms of each New Subadvisory Agreement were fair and reasonable, that the Subadvisers’ fees are reasonable for the services provided to each Fund, and that each New Subadvisory Agreement should be approved and recommended to stockholders.

24	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008

Automatic Dividend Reinvestment Plan

How the Plan Works — The Fund offers a Dividend Reinvestment Plan (the “Plan”) under which distributions paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by BNY Mellon Shareowner Services (the “Plan Agent”). Under the Plan, whenever the Fund declares a distribution, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant’s account either (i) through receipt of additional unissued but authorized shares of the Fund (“newly issued shares”) or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the distribution payment date, the Fund’s net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a “market premium”), the Plan Agent will invest the distribution amount in newly issued shares. If the Fund’s net asset value per share is greater than the market price per share (a condition often referred to as a “market discount”), the Plan Agent will invest the distribution amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full distribution amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder’s account. The amount credited is determined by dividing the dollar amount of the distribution by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or (ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan — Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all distributions in cash. Shareholders who do not wish to participate in the Plan, must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan — The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund’s shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received. However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees — There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent’s service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications — The automatic reinvestment of distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such distributions. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. If, when the Fund’s shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund’s shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information — All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at BNY Mellon Shareowner Services, P.O. Box 358035, Pittsburgh, PA 15252-8035, Telephone: 877-296-3711.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008	25

Proxy Results

During the six-month period ended December 31, 2008, the shareholders of Small Cap Premium & Dividend Income Fund Inc. voted on the following proposals. On December 19, 2008, a special meeting of shareholders was adjourned with respect to the proposals until January 23, 2009, at which time they were approved. A description of the proposals and number of shares voted are as follows:

	Shares Voted For	Shares Voted Against	Shares Voted Abstain

To approve a new investment advisory and management agreement for the Fund.	6,602,180	166,950	174,030

To approve a new investment subadvisory agreement for the Fund.	6,590,426	168,049	184,685

Directors and Officers

Name	Address & Year of Birth	Position(s) Held With Fund***	Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of IQ Advisors- Affiliate Advised Funds and Portfolios Overseen by Director	Other Public Directorships Held by Director

Non-Interested Directors*

Paul Glasserman	P.O. Box 9095 Princeton, NJ 08543-9095 1962	Director & Chairperson of the Board	2005 to present	Professor, Columbia University Business School since 1991; Senior Vice Dean since July 2004.	10	None

Steven W. Kohlhagen	P.O. Box 9095 Princeton, NJ 08543-9095 1947	Director & Chairperson of the Audit Committee	2005 to present	Retired financial industry executive since August 2002.	10	Ametek, Inc.

William J. Rainer	P.O. Box 9095 Princeton, NJ 08543-9095 1946	Director	2005 to present	Retired securities and futures industry executive; Chairman and Chief Executive Officer, OneChicago, LLC, a designated contract market (2001 – November 2004); Former Chairman, Commodity Futures Trading Commission.	10	None

Laura S. Unger	P.O. Box 9095 Princeton, NJ 08543-9095 1961	Director & Chairperson of the Nominating & Corporate Governance Committee	2007 to present	Independent Consultant since 2002; Commentator, Nightly Business Report since 2005; Senior Advisor, Marwood Group (2005 – 2007); Regulatory Expert for CNBC (2002 – 2003).	10	CA, Inc. (software) and Ambac Financial Group, Inc.

*	Each of the Non-Interested Directors is a member of the Audit Committee and the Nominating and Corporate Governance Committee.

**

Each Director will serve for a term of one year and until his or her successor is elected and qualifies, or his or her earlier death, resignation or removal as provided in the Fund’s Bylaws, charter or by statute.

***

Chairperson titles are effective January 1, 2009. Prior to this date, the chairpersons were as follows: Mr. William J. Rainer, Chairman of the Board; Mr. Steven W. Kohlhagen, Chairman of the Nominating & Corporate Governance Committee; and Mr. Paul Glasserman, Chairman of the Audit Committee.

26	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008

Directors and Officers (concluded)

Name	Address & Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers*

Mitchell M. Cox	P.O. Box 9011 Princeton, NJ 08543-9011 1965	President	2005 to present

IQ Investment Advisors LLC, President since April 2004; Merrill Lynch, Pierce, Fenner & Smith (“MLPF&S”), Managing Director, Head of Global Investments & Insurance Solutions since 2008; MLPF&S, Managing Director, Head of Financial Products Group (2007 – 2008); MLPF&S, Managing Director, Head of Global Wealth Management Market Investments & Origination (2003 – 2007); MLPF&S, Managing Director, Head of Structured Products Origination and Sales (2001 – 2003); MLPF&S, FAM Distributors (“FAMD”), Director since 2006; IQ Financial Products LLC, Director since 2006.

Justin C. Ferri	P.O. Box 9011 Princeton, NJ 08543-9011 1975	Vice President	2005 to present

IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Managing Director, Global Investments & Insurance Solutions since 2008; Merrill Lynch Alternative Investments LLC (“MLAI”), Director since 2008; MLPF&S, Vice President, Head of Global Private Client Rampart Equity Derivatives (2004 – 2005); MLPF&S, Vice President, Co-Head Global Private Client Domestic Analytic Development (2002 – 2004).

Donald C. Burke	P.O. Box 9011 Princeton, NJ 08543-9011 1960	Vice President and Assistant Treasurer	2005 to present

IQ Investment Advisors LLC, Secretary and Treasurer (2004 – March 2007); BlackRock, Inc., Managing Director since 2006; Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management (“FAM”), Managing Director (2006); MLIM and FAM, First Vice President (1997 – 2005) and Treasurer (1999 – 2006).

James E. Hillman	P.O. Box 9011 Princeton, NJ 08543-9011 1957	Vice President and Treasurer	2007 to present

IQ Investment Advisors LLC, Treasurer since March 2007; MLPF&S, Director, Structured and Alternative Solutions since 2007; MLPF&S, Director, Global Wealth Management Market Investments & Origination (September 2006 – 2007); Managed Account Advisors LLC, Vice President and Treasurer since November 2006; Director, Citigroup Alternative Investments Tax Advantaged Short Term Fund in 2006; Director, Korea Equity Fund Inc. in 2006; Independent Consultant, January to September 2006; Managing Director, The Bank of New York, Inc. (1999 – 2006).

Colleen R. Rusch	P.O. Box 9011 Princeton, NJ 08543-9011 1967	Vice President and Secretary	2005 to present

IQ Investment Advisors LLC, Chief Administrative Officer and Secretary since 2007, Vice President since 2005; MLPF&S, Director, Structured and Alternative Solutions since 2007; MLPF&S, Director, Global Wealth Management Market Investments & Origination (2005 – 2007); MLIM, Director from January 2005 to July 2005; Vice President of MLIM (1998 – 2004).

Martin G. Byrne	P.O. Box 9011 Princeton, NJ 08543-9011 1962	Chief Legal Officer	2006 to present

IQ Investment Advisors LLC, Chief Legal Officer since June 2006; Merrill Lynch & Co., Inc., Office of General Counsel, Managing Director since 2006, First Vice President (2002 – 2006); Managed Account Advisors LLC, Chief Legal Officer since November 2006; FAMD, Director since 2006.

Gloria Greco	P.O. Box 9011 Princeton, NJ 08543-9011 1962	Chief Compliance Officer	2008 to present

IQ Investment Advisors LLC, Chief Compliance Officer since 2008; Merrill Lynch & Co., Inc., First Vice President, Global Compliance since February 2006, Director (2003 – 2006), Vice President (1999 – 2003).

Michael M. Higuchi	P.O. Box 9011 Princeton, NJ 08543-9011 1979	Vice President	2008 to present

IQ Investment Advisors LLC, Vice President since 2008; MLPF&S, Vice President, Structured and Alternative Solutions since 2007; ML & Co., Inc., Vice President, Corporate Finance Treasury (2006 – 2007); ML & Co., Inc., Assistant Vice President, Corporate Finance Treasury (2005 – 2006); ML & Co., Inc., Senior Specialist, Corporate Finance Treasury (2003 – 2005).

*	Officers of the Fund serve at the pleasure of the Board of Directors.

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008	27

Privacy Pledge

Below is a summary of the Merrill Lynch Global Privacy Pledge, as it pertains to the IQ Funds’ shareholders. A full copy of the pledge is available at www.iqiafunds.com or upon request by calling 1-877-449-4742.

To whom and what does this Pledge apply?

This Pledge covers the personal information of current and former individual clients of Merrill Lynch and certain affiliates, including IQ Investment Advisors LLC (“IQ”), the investment adviser to the IQ family of registered closed-end investment companies (“IQ Funds”). In addition, this Pledge covers the personal information of other individuals with whom Merrill Lynch has an existing or prospective relationship where either (a) such protection is required by applicable laws, rules or regulations; or (b) a Merrill Lynch company has made a separate and specific commitment to that effect. In this Pledge, “personal information” refers to (a) any information relating to an identified individual; or (b) any nonpublic personal information. Shareholders of the IQ Funds are covered by this Pledge.

The Merrill Lynch family of companies is now part of the Bank of America family of companies. When used herein, “we,” “our” and “us” refer only to the Merrill Lynch family of companies and does not explain how the other Bank of America companies manage customer information and what actions you can take regarding how the other Bank of America companies use and share your information. Please visit www.bankofamerica.com/privacy for more information on the policy of the other Bank of America companies.

What personal information do we collect and how do we collect it?

Based on our relationship with you, we collect personal information from and about you that is adequate, relevant and appropriate under the circumstances. For example, we may collect or verify personal information from or about you in the following ways:

•

From applications; forms; communications (including electronic communications) and other interactions (information including your name, address, e-mail address, telephone number, Social Security or other identification number, income, assets, financial goals, interests, source of funds and investment objectives);

•	From your transactions made with or by a Merrill Lynch company;

•

From entities outside of the Merrill Lynch corporate family (“nonaffiliated third parties”), information including your creditworthiness/credit history and identity. These non-affiliated third parties include consumer/credit-reporting agencies; joint marketing partners; verification services; loan servicers or originators; entities to which we provide stock option and 401(k) plan services; entities that provide us with mailing lists; and public reference sources including the Internet. In the case of insurance, we may, pursuant to your consent or as otherwise permitted, obtain motor vehicle reports or medical information; and

•	From visits to our websites, information including certain technical information about your computer and operating systems.

How do we use personal information?

We use personal information to operate our business in a prudent manner. This may include, depending on your relationship with us, using it to evaluate financial needs; offer a broad range of products and services; deliver integrated financial services; process, service and maintain accounts and transactions; respond to inquiries and requests; fulfill our obligations to you; verify income, asset and obligation information; resolve disputes; prevent fraud; monitor and archive communications; and perform risk control. Additionally, we may use your personal information to verify your identity, including, where applicable, verification in accordance with the USA PATRIOT Act or to comply with legal and regulatory requirements around the world, and in accordance with applicable laws, rules and regulations. Where permitted and appropriate, we may also use personal information for Merrill Lynch’s marketing, product research, business development and/or global relationship management purposes, and may contact you in this regard.

28	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008

Privacy Pledge (continued)

What personal information do we share internally among the Bank of America companies and Merrill Lynch companies and why do we share it?

In connection with the uses described above, we may, depending on the nature of your relationship with us, share some or all of your personal information with any Bank of America company and Merrill Lynch company, including broker-dealers, investment advisors, investment managers, transfer agents, banks, insurance companies and agencies, trust companies and mortgage originators or bankers.

What personal information do we share externally with nonaffiliated third parties and why do we share it?

In connection with the uses described above, we may, depending on the nature of your relationship with us, share some or all of the personal information we collect with non-affiliated third parties. These nonaffiliated third parties may be financial service providers (such as securities broker-dealers, banks or insurance companies), intermediaries (such as SWIFT, a global provider of secure financial messaging services), non-financial companies (such as consumer reporting agencies or technology companies) or others (such as professional services organizations or other service providers). Where you have a contractual relationship with a third party, the handling of your information by that party will be subject to your agreement(s) with it.

In addition, Merrill Lynch has entered into a Protocol with certain other brokerage firms under which your Merrill Lynch Financial Advisor (if applicable) may use your contact information (for example, your name and address) in the event your Financial Advisor joins one of these firms.

If you have a relationship with us through your employer, such as through your stock option or 401(k) plan, then we will share certain plan and transaction information related to your plan activity with your employer pursuant to the terms of the plan agreements. We will limit the use of this information in accordance with our agreements with the plan or employer.

We may also transfer personal information (a) to government agencies and other self-regulatory organizations, and regulatory and law enforcement authorities as necessary or required (for example, in the context of their investigation of terrorism, money laundering and other serious forms of organized crime); (b) as part of the sale, merger or other disposition of a Merrill Lynch business; and (c) to other non-affiliated third parties as requested by you or your authorized representative, or as permitted or required by law, rule and/or regulation. These third parties may be located in your country or in other countries, which may not have equivalent data protection laws to those in your country.

How do we protect the confidentiality and security of personal information?

•	We educate our employees to treat personal information with care, and work to limit access to this information to individuals who need it for the purposes stated in this Pledge.

•	We maintain and monitor our physical, electronic and procedural safeguards to comply with applicable regulations, updating them as needed to protect personal information.

•

We take such technical and organizational security measures as we deem appropriate to keep personal information confidential and secure against unauthorized or unlawful processing, and to prevent loss, destruction or damage.

How can you verify that your personal information is accurate?

We endeavor to (a) keep personal information only for so long as is necessary for business purposes or to meet legal and regulatory requirements; and (b) keep our records of your personal information current and complete.

If you become aware of any discrepancies in your personal information, please contact your Financial Advisor, or contact us at the phone number or address set forth at the end of this Pledge, and we will make the necessary corrections. Note that, in some cases, if you are an online client with us, certain information may also be corrected via the Merrill Lynch secure/password-protected Web sites. Please do not send any personal information via nonsecure methods of communication.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008	29

Privacy Pledge (concluded)

What choices do you have?

As described in this Pledge, each Merrill Lynch company may share your information with affiliated companies within the Bank of America and Merrill Lynch family of companies. You may have the right to instruct the Merrill Lynch company with whom you have a relationship not to share certain eligibility information, such as certain loan application or credit eligibility information, with any other Bank of America or Merrill Lynch company. Please note that, even if you exercise this option, we may still share this information with our affiliates when they are assisting us in serving you, and we can continue to share transaction and experience information with our affiliates.

How can you exercise your choices?

If you would like to limit the sharing of certain eligibility information, such as certain loan application and credit eligibility information, among Bank of America and Merrill Lynch-affiliated companies, as more fully described in the “What choices do you have?” section of this Pledge, please call (+1) (877) 222-7954.

What if you have questions regarding this Pledge or our privacy practices?

Merrill Lynch is responsible for ensuring that it is handled in accordance with this Pledge and applicable laws, rules and regulations. If you have any questions regarding this Pledge or our privacy-related practices, please contact us by e-mail at privacy@ml.com or by phone at (+1) (877) 222-7954.

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund’s Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund’s then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the Investment Company Act (“Offers”). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent Offer, will be on approximately the anniversary of the prior year’s repurchase request deadline; and will be the fourteenth day prior to such exercise date; provided, that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the “Repurchase Request Deadline”).

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the “Repurchase Pricing Date”).

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3. (For further details, see Note 4 to the Financial Statements.)

Under the terms of the Offer for the most recent annual period, the Fund offered to purchase up to 682,225 shares from shareholders at an amount per share equal to the Fund’s net asset value per share calculated as of the close of business on the New York Stock Exchange on July 18, 2008, nine business days after Monday, July 7, 2008, the Repurchase Request Deadline. As of July 18, 2008, 206,725 shares, or 1.52% of the Fund’s outstanding shares, were repurchased by the Fund at $15.08 per share (subject to a repurchase fee of up to 2% of the net asset value per share), the Fund’s net asset value per share was determined as of 4:00 p.m. EST, Friday, July 18, 2008.

30	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Fund Certification

In May 2008, the Fund filed its Chief Executive Officer Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund’s Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund’s Form N-CSR and are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2008	31

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www.IQIAFunds.com

Small Cap Premium & Dividend Income Fund Inc. seeks to provide shareholders with a high level of income, with a secondary goal of capital appreciation.

This report, including the financial information herein, is transmitted to shareholders of Small Cap Premium & Dividend Income Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp; or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Small Cap Premium & Dividend Income Fund Inc.

P.O. Box 9011

Princeton, NJ 08543-9011

#IQRCC — 12/08

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge upon request by calling toll-free 1-877-449-4742.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) the audit committee financial expert is independent: (1) Steven W. Kohlhagen.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

Small Cap Premium & Dividend Income Fund Inc.	$35,400	$33,000	$0	$0	$8,500	$8,500	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Small Cap Premium & Dividend Income Fund Inc.	$8,500	$8,500

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $2,049,000, 0%

Item 5 –

Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Paul Glasserman
Steven W. Kohlhagen
William J. Rainer
Laura S. Unger

Item 6 –	Investments

(a) Small Cap Premium & Dividend Fund Inc. - Schedule of Investments

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

Advertising Agencies - 0.3%	DG FastChannel, Inc. (a)	2,700	$33,696
	Harte-Hanks, Inc.	6,000	37,440
	inVentiv Health, Inc. (a)	5,700	65,778
	Marchex, Inc. Class B	4,000	23,320
	National CineMedia, Inc.	6,800	68,952
	R.H. Donnelley Corp. (a)	14,600	5,402
	Valassis Communications, Inc. (a)	7,500	9,900
	ValueClick, Inc. (a)	15,030	102,805

			347,293

Aerospace - 1.2%	AeroVironment, Inc. (a)(b)	1,600	58,896
	Argon ST, Inc. (a)	2,100	39,606
	Ascent Solar Technologies, Inc. (a)	1,500	5,640
	Curtiss-Wright Corp.	7,500	250,425
	Ducommun, Inc.	1,600	26,720
	Heico Corp.	3,600	139,788
	LMI Aerospace, Inc. (a)	1,600	18,192
	Ladish Co., Inc. (a)	2,500	34,625
	Moog, Inc. Class A (a)	7,100	259,647
	Orbital Sciences Corp. (a)	9,900	193,347
	Teledyne Technologies, Inc. (a)	5,900	262,845
	TransDigm Group, Inc. (a)	5,600	187,992

			1,477,723

Agriculture, Fishing & Ranching - 0.1%	AgFeed Industries, Inc. (a)	3,600	5,796
	Alico, Inc.	600	24,594
	The Andersons, Inc.	3,200	52,736
	Cadiz, Inc. (a)	1,800	22,518
	Calavo Growers, Inc.	2,000	23,000
	HQ Sustainable Maritime Industries, Inc. (a)	1,400	10,962

			139,606

Air Transport - 1.2%	AAR Corp. (a)(b)	6,700	123,347
	AirTran Holdings, Inc. (a)	18,600	82,584
	Alaska Air Group, Inc. (a)(b)	6,000	175,500
	Allegiant Travel Co. (a)	2,400	116,568
	Atlas Air Worldwide Holdings, Inc. (a)	2,100	39,690
	Bristow Group, Inc. (a)	3,800	101,802
	Hawaiian Holdings, Inc. (a)	7,200	45,936
	JetBlue Airways Corp. (a)	28,200	200,220
	PHI, Inc. (a)	2,400	33,624
	Republic Airways Holdings, Inc. (a)	5,600	59,752
	SkyWest, Inc.	9,900	184,140
	UAL Corp.	20,600	227,012
	US Airways Group, Inc. (a)	18,500	143,005

			1,533,180

Aluminum - 0.0%	Kaiser Aluminum Corp.	2,500	56,300

Auto Parts: After Market - 0.1%	ATC Technology Corp. (a)	3,600	52,668
	Commercial Vehicle Group, Inc. (a)	3,500	3,255

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Dorman Products, Inc. (a)	1,600	$21,120
	Superior Industries International, Inc.	3,500	36,820

			113,863

Auto Parts: Original Equipment - 0.2%	American Axle & Manufacturing Holdings, Inc.	7,300	21,097
	Amerigon Inc. (a)	3,100	10,044
	ArvinMeritor, Inc.	12,700	36,195
	Dana Holding Corp. (a)	16,400	12,136
	Fuel Systems Solutions, Inc. (a)	1,900	62,244
	Hayes Lemmerz International, Inc. (a)	17,100	7,695
	Lear Corp. (a)	10,970	15,468
	Quantum Fuel Systems Technologies
	Worldwide, Inc. (a)	13,100	11,135
	Sauer-Danfoss, Inc.	1,600	14,000
	Stoneridge, Inc. (a)	2,100	9,576
	Tenneco, Inc. (a)	7,900	23,305
	Visteon Corp. (a)	22,100	7,735
	Wonder Auto Technology, Inc. (a)	2,900	11,368

			241,998

Auto, Trucks & Parts - 0.1%	Force Protection, Inc. (a)	12,200	72,834
	Modine Manufacturing Co.	5,200	25,324
	Spartan Motors, Inc.	4,400	20,812
	Wabash National Corp.	5,200	23,400

			142,370

Banks: New York City - 0.1%	Signature Bank (a)	5,600	160,664

Banks: Non U.S. Banks - 0.0%	Banco Latinoamericano de Exportaciones, SA ‘E’	4,300	61,748

Banks: Outside New York City - 7.9%	1st Source Corp.	2,300	54,349
	Abington Bancorp, Inc.	4,600	42,550
	Amcore Financial, Inc.	3,913	14,165
	Ameris Bancorp	2,200	26,070
	Ames National Corp.	1,000	26,410
	Arrow Financial Corp.	1,700	42,738
	Bancfirst Corp.	1,200	63,504
	BancTrust Financial Group, Inc.	3,300	48,708
	Bank of the Ozarks, Inc.	1,900	56,316
	BankFinancial Corp.	3,700	37,703
	Banner Corp.	2,400	22,584
	Beneficial Mutual Bancorp, Inc. (a)	5,100	57,375
	Boston Private Financial Holdings, Inc.	8,500	58,140
	Bryn Mawr Bank Corp.	1,100	22,110
	CVB Financial Corp.	10,842	129,020
	Camden National Corp.	1,200	32,376
	Capital City Bank Group, Inc.	2,000	54,480
	Capitol Bancorp Ltd.	2,300	17,940
	Cardinal Financial Corp.	4,700	26,743
	Cascade Bancorp	3,800	25,612
	Cathay General Bancorp	8,300	197,125
	Centerstate Banks of Florida, Inc.	1,400	23,786

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Central Pacific Financial Corp.	5,000	$50,200
	Chemical Financial Corp.	4,000	111,520
	Citizens Banking Corp.	19,400	57,812
	Citizens & Northern Corp.	1,400	26,768
	City Holding Co.	2,800	97,384
	CityBank	2,200	11,440
	Clifton Savings Bancorp, Inc.	1,200	14,232
	CoBiz Financial, Inc.	2,800	27,272
	The Colonial BancGroup, Inc.	34,800	72,036
	Columbia Banking System, Inc.	3,100	36,983
	Community Bank System, Inc.	5,100	124,389
	Community Trust Bancorp, Inc.	2,500	91,875
	Corus Bankshares, Inc.	6,300	6,993
	East-West Bancorp, Inc.	10,800	172,476
	Encore Bancshares, Inc. (a)	1,000	11,000
	Enterprise Financial Services Corp.	1,700	25,908
	Farmers Capital Bank Corp.	1,200	29,304
	Financial Institutions, Inc.	2,100	30,135
	First BanCorp, Puerto Rico	12,300	137,022
	First Bancorp, Inc.	1,300	25,857
	First Bancorp, North Carolina	2,100	38,535
	First Busey Corp.	3,900	71,136
	First Commonwealth Financial Corp.	13,700	169,606
	First Community Bancshares, Inc.	1,500	52,305
	First Financial Bancorp	6,700	83,013
	First Financial Bankshares, Inc.	3,500	193,235
	First Financial Corp.	2,000	81,980
	First Merchants Corp.	3,000	66,630
	First Midwest Bancorp, Inc.	8,100	161,757
	First South Bancorp, Inc.	1,350	16,956
	FirstMerit Corp.	13,800	284,142
	Fox Chase Bancorp, Inc. (a)	900	9,900
	Frontier Financial Corp.	8,350	36,406
	Glacier Bancorp, Inc.	9,850	187,347
	Greene County Bancshares, Inc.	1,918	25,964
	Guaranty Bancorp (a)	8,900	17,800
	Hancock Holding Co.	4,300	195,478
	Hanmi Financial Corp.	6,700	13,802
	Harleysville National Corp.	7,403	106,899
	Heartland Financial USA, Inc.	2,100	43,239
	Heritage Commerce Corp.	1,900	21,356
	Home Bancshares, Inc.	2,026	54,601
	Independent Bank Corp./MA	2,700	70,632
	Integra Bank Corp.	3,500	4,795
	International Bancshares Corp.	8,526	186,123
	Investors Bancorp, Inc. (a)	7,400	99,382

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Lakeland Bancorp, Inc.	2,966	$33,397
	Lakeland Financial Corp.	2,000	47,640
	MB Financial, Inc.	5,777	161,467
	MainSource Financial Group, Inc.	3,080	47,740
	Midwest Banc Holdings, Inc.	3,000	4,200
	NBT Bancorp, Inc.	5,400	150,984
	Nara Bancorp, Inc.	3,800	37,354
	National Penn Bancshares, Inc.	13,686	198,584
	Northfield Bancorp, Inc.	2,700	30,375
	Old National Bancorp	11,400	207,024
	Old Second Bancorp, Inc.	2,353	27,295
	Oriental Financial Group	3,400	20,570
	Pacific Capital Bancorp	7,800	131,664
	Pacific Continental Corp.	1,700	25,449
	PacWest Bancorp	4,129	111,070
	Park National Corp.	1,900	136,325
	Peapack-Gladstone Financial Corp.	1,300	34,632
	Pennsylvania Commerce Bancorp, Inc. (a)	1,000	26,660
	Peoples Bancorp, Inc.	1,700	32,521
	Pinnacle Financial Partners, Inc. (a)	3,800	113,278
	Piper Jaffray Cos. (a)	3,000	119,280
	Premierwest Bancorp	3,800	24,130
	PrivateBancorp, Inc.	3,400	110,364
	Prosperity Bancshares, Inc.	6,800	201,212
	Provident Bankshares Corp.	5,700	55,062
	Renasant Corp.	3,250	55,347
	Republic Bancorp, Inc. Class A	1,511	41,099
	S&T Bancorp, Inc.	4,100	145,550
	SCBT Financial Corp.	1,660	57,270
	SVB Financial Group (a)	4,900	128,527
	SY Bancorp, Inc.	2,385	65,587
	Sandy Spring Bancorp, Inc.	2,800	61,124
	Santander BanCorp	400	4,996
	Seacoast Banking Corp. of Florida	2,500	16,500
	Shore Bancshares, Inc.	1,600	38,384
	Sierra Bancorp	1,000	21,000
	Simmons First National Corp. Class A	2,300	67,781
	Smithtown Bancorp, Inc.	1,900	30,457
	The South Financial Group, Inc.	12,300	53,136
	Southside Bancshares, Inc.	1,871	43,969
	Southwest Bancorp, Inc.	2,500	32,400
	State Bancorp, Inc.	2,300	22,402
	StellarOne Corp.	3,700	62,530
	Sterling Bancshares, Inc.	12,400	75,392
	Suffolk Bancorp	1,800	64,674
	Sun Bancorp, Inc. (a)	2,509	18,792

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Susquehanna Bancshares, Inc.	14,674	$233,463
	Texas Capital Bancshares, Inc. (a)	4,300	57,448
	Tompkins Trustco, Inc.	1,090	63,165
	Towne Bank	3,400	84,286
	Trico Bancshares	2,300	57,431
	TrustCo Bank Corp. NY	12,800	121,728
	Trustmark Corp.	8,600	185,674
	UCBH Holdings, Inc.	17,600	121,088
	UMB Financial Corp.	5,200	255,528
	Umpqua Holdings Corp.	10,188	147,420
	Union Bankshares Corp.	2,150	53,320
	United Bankshares, Inc.	6,400	212,608
	United Community Banks, Inc.	6,396	86,855
	United Financial Bancorp, Inc.	3,200	48,448
	United Security Bancshares	1,110	12,854
	Univest Corp. of Pennsylvania	2,000	64,280
	Washington Trust Bancorp, Inc.	2,200	43,450
	WesBanco, Inc.	4,700	127,887
	West Bancorp., Inc.	3,300	40,425
	West Coast Bancorp	2,600	17,134
	Westamerica Bancorp.	4,700	240,405
	Western Alliance Bancorp (a)	3,200	32,288
	Wilshire Bancorp, Inc.	2,800	25,424
	Wintrust Financial Corp.	4,000	82,280
	Yardkin Valley Financial Corp.	2,200	31,350

			10,174,862

Beverage: Brewers (Wineries) - 0.0%	Boston Beer Co., Inc. Class A (a)	1,600	45,440

Beverage: Soft Drinks - 0.2%	Coca-Cola Bottling Co. Consolidated	600	27,576
	Farmer Bros. Co.	900	22,446
	Green Mountain Coffee Roasters, Inc. (a)	2,900	112,230
	National Beverage Corp. (a)	1,680	15,120
	Peet’s Coffee & Tea, Inc. (a)	2,400	55,800

			233,172

Biotechnology Research & Production - 3.8%	AMAG Pharmaceuticals, Inc. (a)	2,690	96,436
	Acadia Pharmaceuticals, Inc. (a)(b)	5,600	5,040
	Accelrys, Inc. (a)	5,200	22,672
	Acorda Therapeutics, Inc. (a)	6,000	123,060
	Albany Molecular Research, Inc. (a)	4,300	41,882
	Alexion Pharmaceuticals, Inc. (a)(b)	12,900	466,851
	Allos Therapeutics, Inc. (a)	8,600	52,632
	Alnylam Pharmaceuticals, Inc. (a)	6,000	148,380
	American Oriental Bioengineering, Inc. (a)	10,200	69,258
	Amicus Therapeutics, Inc. (a)	800	6,384
	Arena Pharmaceuticals, Inc. (a)	12,500	52,125
	Ariad Pharmaceuticals, Inc. (a)	12,700	10,795
	Arqule, Inc. (a)	5,900	24,898

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Array Biopharma, Inc. (a)	7,800	$31,590
	ArthroCare Corp. (a)	4,500	21,465
	Biodel, Inc. (a)	1,700	8,194
	Caliper Life Sciences, Inc. (a)	9,200	8,924
	Celera Corp. (a)	13,300	148,029
	Cell Genesys, Inc. (a)	14,200	3,124
	Celldex Therapeutics, Inc. (a)	2,700	21,384
	Cougar Biotechnology, Inc. (a)	2,400	62,400
	Cubist Pharmaceuticals, Inc. (a)(b)	9,200	222,272
	Cypress Bioscience, Inc. (a)	6,400	43,648
	Cytokinetics, Inc. (a)	4,700	13,395
	Cytori Therapeutics, Inc. (a)	3,800	13,718
	Discovery Laboratories, Inc. (a)	16,300	18,256
	Dyax Corp. (a)	8,800	32,032
	Enzon Pharmaceuticals, Inc. (a)	7,600	44,308
	Exelixis, Inc. (a)	17,800	89,356
	Facet Biotech Corp. (a)	4,080	39,127
	Genomic Health, Inc. (a)	2,100	40,908
	Geron Corp. (a)	13,200	61,644
	Halozyme Therapeutics, Inc. (a)	10,300	57,680
	Human Genome Sciences, Inc. (a)	23,500	49,820
	Idenix Pharmaceuticals, Inc. (a)	4,200	24,318
	Idera Pharmaceuticals, Inc. (a)	3,300	25,344
	Immunomedics, Inc. (a)	11,000	18,700
	Incyte Corp. (a)	12,200	46,238
	Integra LifeSciences Holdings Corp. (a)	3,000	106,710
	InterMune, Inc. (a)	5,600	59,248
	Kendle International, Inc. (a)	2,200	56,584
	Kensey Nash Corp. (a)	1,200	23,292
	Lexicon Genetics, Inc. (a)	12,600	17,640
	Life Sciences Research, Inc. (a)	1,300	12,220
	MannKind Corp. (a)	8,700	29,841
	Marshall Edwards, Inc. (a)	2,300	1,610
	Martek Biosciences Corp. (a)	5,600	169,736
	Maxygen, Inc. (a)	3,700	33,004
	Medivation, Inc. (a)	4,100	59,737
	Metabolix, Inc. (a)	3,500	44,520
	Momenta Pharmaceuticals, Inc. (a)	4,100	47,560
	Myriad Genetics, Inc. (a)	7,400	490,324
	NPS Pharmaceuticals, Inc. (a)	7,700	47,817
	Nabi Biopharmaceuticals (a)	9,700	32,495
	Nanosphere, Inc. (a)	1,900	9,044
	Neurocrine Biosciences, Inc. (a)	6,600	21,120
	OSI Pharmaceuticals, Inc. (a)	9,600	374,880
	Opko Health, Inc. (a)	6,800	11,016
	Orexigen Therapeutics, Inc. (a)	3,800	21,204

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Osiris Therapeutics, Inc. (a)	2,500	$47,900
	PDL BioPharma, Inc.	20,300	125,454
	PharmaNet Development Group, Inc. (a)	3,300	3,003
	Progenics Pharmaceuticals, Inc. (a)	4,500	46,395
	Protalix BioTherapeutics, Inc. (a)	1,860	3,422
	RTI Biologics, Inc. (a)	8,800	24,288
	Repligen Corp. (a)	5,900	22,302
	Rexahn Pharmaceuticals, Inc. (a)	4,300	3,827
	Rigel Pharmaceuticals, Inc. (a)	6,200	49,600
	Sangamo Biosciences, Inc. (a)	6,500	22,620
	Savient Pharmaceuticals, Inc. (a)	9,104	52,712
	Seattle Genetics, Inc. (a)	10,000	89,400
	Sequenom, Inc. (a)	9,900	196,416
	Sucampo Pharmaceuticals, Inc. Class A (a)	1,900	10,925
	Synta Pharmaceuticals Corp. (a)	3,300	20,196
	Targacept, Inc. (a)	2,800	9,968
	VNUS Medical Technologies, Inc. (a)	2,400	38,928
	ViroPharma, Inc. (a)	12,800	166,656
	XOMA Ltd. (a)	22,300	13,826
	ZymoGenetics, Inc. (a)	6,300	18,900

			4,902,627

Building Materials - 0.6%	Ameron International Corp.	1,500	94,380
	LSI Industries, Inc.	3,000	20,610
	NCI Building Systems, Inc. (a)	3,300	53,790
	Quanex Building Products Corp.	6,300	59,031
	Simpson Manufacturing Co., Inc.	6,200	172,112
	Texas Industries, Inc.	3,990	137,655
	Trex Co., Inc. (a)	2,600	42,796
	Watsco, Inc.	3,900	149,760
	Zoltek Cos., Inc. (a)	4,800	43,152

			773,286

Building: Cement - 0.0%	U.S. Concrete, Inc. (a)	5,500	18,480

Building: Heating & Plumbing - 0.1%	Aaon, Inc. (b)	2,000	41,760
	Interline Brands, Inc. (a)	5,700	60,591

			102,351

Building: Miscellaneous - 0.2%	Builders FirstSource, Inc. (a)	2,500	3,825
	Comfort Systems USA, Inc.	7,100	75,686
	Drew Industries, Inc. (a)	3,500	42,000
	Griffon Corp. (a)	6,774	63,201
	Orion Marine Group, Inc. (a)	3,900	37,674

			222,386

Building: Roofing & Wallboard - 0.1%	Beacon Roofing Supply, Inc. (a)	7,500	104,100
	China Architectural Engineering, Inc. (a)	3,500	8,610

			112,710

Cable Television Services - 0.1%	Charter Communications, Inc. Class A (a)	70,300	5,751
	Crown Media Holdings, Inc. Class A (a)	3,400	9,690

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Mediacom Communications Corp. Class A (a)	7,500	$32,250
	TiVo, Inc. (a)	17,200	123,152

			170,843

Casinos & Gambling - 0.5%	Ameristar Casinos, Inc.	4,300	37,152
	Bally Technologies, Inc. (a)	9,200	221,076
	Churchill Downs, Inc.	1,500	60,630
	Dover Downs Gaming & Entertainment, Inc.	2,350	7,473
	Elixir Gaming Technologies, Inc. (a)	13,700	1,781
	Isle of Capri Casinos, Inc. (a)	2,700	8,640
	Monarch Casino & Resort, Inc. (a)	1,600	18,640
	Pinnacle Entertainment, Inc. (a)	10,140	77,875
	Riviera Holdings Corp. (a)	1,700	5,100
	Shuffle Master, Inc. (a)	8,100	40,176
	WMS Industries, Inc. (a)	7,350	197,715

			676,258

Chemicals - 1.4%	Aceto Corp.	4,300	43,043
	American Vanguard Corp.	3,000	35,100
	Arch Chemicals, Inc.	4,100	106,887
	Balchem Corp.	2,900	72,239
	Cabot Microelectronics Corp. (a)	3,700	96,459
	Calgon Carbon Corp. (a)	8,700	133,632
	Cambrex Corp. (a)	4,500	20,790
	China BAK Battery, Inc. (a)	5,800	9,396
	Energy Conversion Devices, Inc. (a)	7,500	189,075
	EnerSys (a)	4,800	52,800
	Exide Technologies (a)	12,600	66,654
	ICO Inc. (a)	5,200	16,432
	Innophos Holdings, Inc.	1,600	31,696
	Innospec, Inc.	3,900	22,971
	LSB Industries, Inc. (a)	3,100	25,792
	Landec Corp. (a)	3,300	21,714
	Medis Technologies Ltd. (a)	3,600	1,620
	NL Industries, Inc.	1,300	17,420
	NewMarket Corp.	2,300	80,293
	OM Group, Inc. (a)	4,900	103,439
	Penford Corp.	1,700	17,204
	PolyOne Corp. (a)	15,100	47,565
	Polypore International, Inc. (a)	2,400	18,144
	Quaker Chemical Corp.	1,900	31,255
	Rockwood Holdings, Inc. (a)	7,000	75,600
	Schulman A, Inc.	4,200	71,400
	ShengdaTech, Inc. (a)	4,400	15,488
	Solutia, Inc. (a)	15,400	69,300
	Stepan Co.	1,000	46,990
	Ultralife Batteries, Inc. (a)	2,400	32,184
	Valence Technology, Inc. (a)	8,000	14,560

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	W.R. Grace & Co. (a)(b)	12,100	$72,237
	Westlake Chemical Corp.	3,100	50,499
	Zep, Inc.	3,550	68,551

			1,778,429

Coal - 0.1%	International Coal Group, Inc. (a)	21,700	49,910
	James River Coal Co. (a)	4,200	64,386
	National Coal Corp. (a)	5,600	7,112
	Westmoreland Coal Co. (a)	1,800	19,980

			141,388

Commercial Information Services - 0.1%	Arbitron, Inc.	4,600	61,088
	HSW International, Inc. (a)	4,100	1,558
	infoGROUP, Inc.	5,300	25,122
	LECG Corp. (a)	4,300	28,853
	LoopNet, Inc. (a)	5,200	35,464

			152,085

Communications & Media - 0.0%	Entravision Communications Corp. Class A (a)	10,200	15,912
	Knology, Inc. (a)	4,600	23,736

			39,648

Communications Technology - 2.7%	3Com Corp. (a)	67,200	153,216
	Acme Packet, Inc. (a)	4,600	24,196
	Adtran, Inc.	9,000	133,920
	Anaren, Inc. (a)	2,800	33,460
	Anixter International, Inc. (a)(b)	4,800	144,576
	Aruba Networks, Inc. (a)	9,400	23,970
	Atheros Communications, Inc. (a)	9,900	141,669
	Avanex Corp. (a)	1,920	2,016
	Avocent Corp. (a)	7,380	132,176
	Bel Fuse, Inc.	1,800	38,160
	BigBand Networks, Inc. (a)	6,100	33,672
	Black Box Corp.	3,000	78,360
	CPI International, Inc. (a)	1,200	10,392
	CSG Systems International, Inc. (a)	5,600	97,832
	Cbeyond Communications, Inc. (a)	4,200	67,116
	Cogent Communications Group, Inc. (a)(b)	8,100	52,893
	Cogo Group, Inc. (a)	4,700	22,842
	Comtech Telecommunications Corp. (a)	3,900	178,698
	Digi International, Inc. (a)	4,100	33,251
	EMS Technologies, Inc. (a)	2,500	64,675
	Echelon Corp. (a)	5,100	41,565
	Entrust, Inc. (a)	11,300	17,854
	Extreme Networks, Inc. (a)	16,700	39,078
	Finisar Corp. (a)	69,102	26,259
	GeoEye, Inc. (a)	2,800	53,844
	Globecomm Systems Inc. (a)	3,800	20,862
	Harmonic, Inc. (a)	16,200	90,882
	Harris Stratex Networks, Inc. Class A (a)	4,100	21,156

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Hughes Communications, Inc. (a)	1,100	$17,534
	Infinera Corp. (a)	15,400	137,984
	InterDigital, Inc. (a)	7,700	211,750
	Ixia (a)	7,100	41,038
	j2 Global Communications, Inc. (a)	7,500	150,300
	Loral Space & Communications Ltd. (a)	1,900	27,607
	NETGEAR, Inc. (a)	5,800	66,178
	Nextwave Wireless, Inc. (a)	8,000	720
	Novatel Wireless, Inc. (a)	4,300	19,952
	Oplink Communications, Inc. (a)	3,428	29,481
	SeaChange International, Inc. (a)	4,500	32,445
	Shoretel, Inc. (a)	8,000	35,920
	Sonus Networks, Inc. (a)	35,100	55,458
	Standard Microsystems Corp. (a)	3,900	63,726
	Starent Networks Corp. (a)	5,200	62,036
	Switch and Data Facilities Co., Inc. (a)	3,300	24,387
	Sycamore Networks, Inc. (a)	31,700	85,273
	Syniverse Holdings, Inc. (a)	8,600	102,684
	TIBCO Software, Inc. (a)	31,900	165,561
	Tekelec (a)	10,900	145,406
	Terremark Worldwide, Inc. (a)	8,000	31,120
	UTStarcom, Inc. (a)	19,300	35,705
	Viasat, Inc. (a)	4,400	105,952
	Vonage Holdings Corp. (a)	8,300	5,478

			3,432,285

Computer Services Software & Systems - 5.5%	3PAR, Inc. (a)	4,400	33,572
	ACI Worldwide, Inc. (a)(b)	5,800	92,220
	Actuate Corp. (a)(b)	9,900	29,304
	Acxiom Corp.	10,200	82,722
	American Reprographics Co. (a)	6,000	41,400
	American Software Class A	4,400	20,680
	ArcSight, Inc. (a)	600	4,806
	Ariba, Inc. (a)	14,600	105,266
	Art Technology Group, Inc. (a)	21,600	41,688
	AsiaInfo Holdings, Inc. (a)	5,400	63,936
	Blackbaud, Inc.	7,500	101,250
	Blackboard, Inc. (a)	5,200	136,396
	Blue Coat Systems, Inc. (a)	5,600	47,040
	Bottomline Technologies, Inc. (a)	3,500	24,850
	CACI International, Inc. Class A (a)	5,100	229,959
	COMSYS IT Partners, Inc. (a)	2,500	5,600
	Callidus Software Inc. (a)	5,700	17,043
	China Fire & Security Group, Inc. (a)	2,100	14,301
	China Information Security Technology, Inc. (a)	3,500	12,600
	Chordiant Software, Inc. (a)	5,060	13,460
	Ciber, Inc. (a)	9,500	45,695

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	ComScore, Inc. (a)	2,900	$36,975
	CommVault Systems, Inc. (a)	7,400	99,234
	Compellent Technologies, Inc. (a)	2,600	25,298
	Comverge, Inc. (a)	3,900	19,110
	Concur Technologies, Inc. (a)	7,300	239,586
	Constant Contact, Inc. (a)	3,300	43,725
	DealerTrack Holdings, Inc. (a)	7,000	83,230
	Delrek, Inc. (a)	1,400	6,496
	DemandTec, Inc. (a)	3,700	29,859
	Digimarc Corp. (a)	942	9,439
	Digital River, Inc. (a)	6,100	151,280
	DivX, Inc. (a)	3,800	19,874
	Double-Take Software, Inc. (a)	3,100	27,807
	EPIQ Systems, Inc. (a)	5,800	96,918
	Ebix, Inc. (a)	1,100	26,290
	Electronics for Imaging, Inc. (a)	9,000	86,040
	Ener1, Inc. (a)	6,200	44,330
	Epicor Software Corp. (a)	10,000	48,000
	Gartner, Inc. Class A (a)	10,100	180,083
	Guidance Software, Inc. (a)	1,900	7,752
	The Hackett Group, Inc. (a)	7,500	21,900
	i2 Technologies, Inc. (a)	2,500	15,975
	iGate Corp. (a)	3,200	20,832
	Informatica Corp. (a)	14,800	203,204
	Integral Systems, Inc. (a)	2,642	31,836
	Interactive Intelligence, Inc. (a)	1,800	11,538
	Internet Brands, Inc. Class A (a)	4,200	24,444
	Internet Capital Group, Inc. (a)	5,600	30,520
	Interwoven, Inc. (a)	7,900	99,540
	JDA Software Group, Inc. (a)	4,500	59,085
	Kenexa Corp. (a)	4,100	32,718
	Keynote Systems, Inc. (a)	2,200	16,962
	Lawson Software, Inc. (a)	20,600	97,644
	Limelight Networks, Inc. (a)	3,200	7,840
	MSC.Software Corp. (a)	7,400	49,432
	Macrovision Solutions Corp. (a)	14,038	177,581
	Magma Design Automation, Inc. (a)	7,100	7,242
	Manhattan Associates, Inc. (a)	3,800	60,078
	Mantech International Corp. Class A (a)	3,400	184,246
	Mentor Graphics Corp. (a)	15,200	78,584
	Mercadolibre, Inc. (a)	4,200	68,922
	Mercury Computer Systems, Inc. (a)	3,800	23,978
	Micros Systems, Inc. (a)	13,300	217,056
	MicroStrategy, Inc. Class A (a)	1,600	59,408
	Moduslink Global Solutions, Inc. (a)	8,300	23,987
	Monotype Imaging Holdings, Inc. (a)	2,800	16,240

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Ness Technologies, Inc. (a)	7,000	$29,960
	Netezza Corp. (a)	6,500	43,160
	NetScout Systems, Inc. (a)	4,800	41,376
	NetSuite, Inc. (a)	900	7,596
	Omniture, Inc. (a)	10,413	110,794
	OpenTV Corp. (a)	11,300	13,899
	Opnet Technologies, Inc. (a)	2,600	25,636
	PC-Tel, Inc.	3,900	25,623
	PROS Holdings, Inc. (a)	2,400	13,800
	Parametric Technology Corp. (a)	18,820	238,073
	Pegasystems, Inc.	2,100	25,956
	Progress Software Corp. (a)	7,000	134,820
	QAD, Inc.	1,200	5,028
	Quest Software, Inc. (a)	12,100	152,339
	Rackspace Hosting, Inc. (a)	2,200	11,836
	RealNetworks, Inc. (a)	15,500	54,715
	RightNow Technologies, Inc. (a)	4,500	34,785
	SAVVIS, Inc. (a)	6,150	42,250
	SPSS, Inc. (a)	3,000	80,880
	SRA International, Inc. Class A (a)	7,100	122,475
	SYKES Enterprises, Inc. (a)	5,500	105,160
	SYNNEX Corp. (a)	3,100	35,123
	Sapient Corp. (a)	14,800	65,712
	Sigma Designs, Inc. (a)	4,000	38,000
	Smith Micro Software, Inc. (a)	5,100	28,356
	Solera Holdings, Inc. (a)	8,600	207,260
	SonicWALL, Inc. (a)	9,900	39,402
	Sourcefire, Inc. (a)	3,800	21,280
	Stanley, Inc. (a)	1,300	47,086
	SuccessFactors, Inc. (a)	3,700	21,238
	SupportSoft, Inc. (a)	8,700	19,401
	Sybase, Inc. (a)	13,000	322,010
	Synchronoss Technologies, Inc. (a)	3,900	41,574
	Syntel, Inc.	2,000	46,240
	Taleo Corp. Class A (a)	4,100	32,103
	TechTarget, Inc. (a)	2,200	9,504
	TeleCommunication Systems, Inc. Class A (a)	6,100	52,399
	Tyler Technologies, Inc. (a)	6,700	80,266
	Ultimate Software Group, Inc. (a)	4,200	61,320
	Unica Corp. (a)	1,700	9,316
	VASCO Data Security International, Inc. (a)	4,500	46,440
	VeriFone Holdings, Inc. (a)	11,500	56,350
	Vignette Corp. (a)	3,800	35,758
	Virtusa Corp. (a)	1,800	10,152
	Web.Com Group, Inc. (a)	5,100	18,666
	Websense, Inc. (a)	7,800	116,766

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Wind River Systems, Inc. (a)	11,800	$106,554
	Zoran Corp. (a)	9,000	61,470

			7,035,813

Computer Technology - 1.0%	Adaptec, Inc. (a)	19,700	65,010
	Advanced Analogic Technologies, Inc. (a)	8,400	25,368
	Cray, Inc. (a)	5,600	11,648
	Data Domain, Inc. (a)	5,200	97,760
	Emulex Corp. (a)	14,100	98,418
	FalconStor Software, Inc. (a)	6,800	18,904
	Hutchinson Technology, Inc. (a)	4,000	13,920
	Imation Corp.	4,600	62,422
	Immersion Corp. (a)	4,600	27,094
	Intermec, Inc. (a)	10,300	136,784
	Isilon Systems, Inc. (a)	4,900	16,121
	NCI, Inc. Class A (a)	1,200	36,156
	Palm, Inc. (a)	18,600	57,102
	Perot Systems Corp. Class A (a)	14,500	198,215
	Phoenix Technologies Ltd. (a)	5,000	17,500
	Quantum Corp. (a)	31,900	11,484
	Rackable Systems, Inc. (a)	5,000	19,700
	Radiant Systems, Inc. (a)	4,400	14,828
	Radisys Corp. (a)	3,800	21,014
	Rimage Corp. (a)	1,600	21,456
	Riverbed Technology, Inc. (a)	9,100	103,649
	STEC, Inc. (a)	4,800	20,448
	Safeguard Scientifics, Inc. (a)	19,700	13,593
	Stratasys, Inc. (a)	3,500	37,625
	Synaptics, Inc. (a)	5,450	90,252
	Trident Microsystems, Inc. (a)	10,300	19,467

			1,255,938

Construction - 0.6%	Brookfield Homes Corp.	2,063	8,912
	EMCOR Group, Inc. (a)	11,300	253,459
	Granite Construction, Inc.	5,400	237,222
	Great Lakes Dredge & Dock Corp.	6,400	26,560
	Perini Corp. (a)	8,200	191,716
	Sterling Construction Co., Inc. (a)	2,100	38,934

			756,803

Consumer Electronics - 0.6%	DTS, Inc. (a)	3,000	55,050
	EarthLink, Inc. (a)	18,900	127,764
	InfoSpace, Inc.	5,800	43,790
	Internap Network Services Corp. (a)	8,510	21,275
	Midway Games, Inc. (a)	3,700	703
	NIC, Inc.	6,400	29,440
	NetFlix, Inc. (a)	6,900	206,241
	ParkerVision, Inc. (a)	4,200	10,374
	Protection One, Inc. (a)	400	1,912

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	THQ, Inc. (a)	11,400	$47,766
	Take-Two Interactive Software, Inc. (a)	12,900	97,524
	United Online, Inc.	13,044	79,177
	Universal Electronics, Inc. (a)	2,400	38,928

			759,944

Consumer Products - 0.5%	American Greetings Corp. Class A	8,000	60,560
	Blyth, Inc.	4,200	32,928
	CSS Industries, Inc.	1,300	23,062
	Citi Trends, Inc. (a)	2,500	36,800
	Mannatech, Inc.	2,700	6,615
	Matthews International Corp. Class A	5,200	190,736
	Nautilus, Inc. (a)	5,000	11,050
	RC2 Corp. (a)	3,100	33,077
	Smith & Wesson Holding Corp. (a)	5,700	12,939
	Tupperware Corp.	10,100	229,270
	USANA Health Sciences, Inc. (a)	1,200	41,088

			678,125

Containers & Packaging: Metals & Glass - 0.2%	Bway Holding Co. (a)	1,000	7,960
	Mobile Mini, Inc. (a)	6,100	87,962
	Silgan Holdings, Inc.	4,200	200,802

			296,724

Containers & Packaging: Paper & Plastic - 0.1%	AEP Industries, Inc. (a)	900	15,822
	Graphic Packaging Holding Co. (a)	23,500	26,790
	Myers Industries, Inc.	4,800	38,400

			81,012

Cosmetics - 0.2%	Elizabeth Arden, Inc. (a)	4,200	52,962
	Helen of Troy Ltd. (a)	5,100	88,536
	Inter Parfums, Inc.	1,950	14,976
	Nu Skin Enterprises, Inc. Class A	8,500	88,655
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,200	26,496

			271,625

Diversified Financial Services - 0.7%	BGC Partners, Inc.	4,700	12,972
	Broadpoint Securities Group, Inc. (a)	3,200	9,504
	Cardtronics, Inc. (a)	1,300	1,677
	China Direct, Inc. (a)	1,600	2,320
	Doral Financial Corp. (a)	800	6,000
	Duff & Phelps Corp. (a)	1,800	34,416
	Euronet Worldwide, Inc. (a)	8,200	95,202
	Evercore Partners, Inc. Class A	1,700	21,233
	FCStone Group, Inc. (a)	3,450	15,283
	F.N.B. Corp.	14,346	189,367
	Greenhill & Co., Inc.	2,900	202,333
	Huron Consulting Group, Inc. (a)	3,400	194,718
	Interactive Brokers Group, Inc. Class A (a)	6,800	121,652
	Oritani Financial Corp. (a)	1,800	30,330

			937,007

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

Diversified Materials & Processing - 1.0%	Acuity Brands, Inc. (b)	6,600	$230,406
	Barnes Group, Inc.	8,000	116,000
	Brady Corp.	8,400	201,180
	Clarcor, Inc.	8,500	282,030
	Hexcel Corp. (a)	16,100	118,979
	Koppers Holdings, Inc.	3,600	77,832
	Olin Corp.	12,300	222,384
	Tredegar Corp.	4,100	74,538

			1,323,349

Drug & Grocery Store Chains - 0.7%	Arden Group, Inc. Class A	200	25,200
	Casey’s General Stores, Inc.	8,200	186,714
	The Great Atlantic & Pacific Tea Co., Inc. (a)	5,907	37,037
	Ingles Markets, Inc. Class A	2,100	36,939
	Nash Finch Co.	2,000	89,780
	Ruddick Corp.	7,000	193,550
	Spartan Stores, Inc.	3,500	81,375
	Susser Holdings Corp. (a)	1,600	21,264
	Village Super Market, Inc. Class A	400	22,956
	Weis Markets, Inc.	2,000	67,260
	Winn-Dixie Stores, Inc. (a)	9,000	144,900

			906,975

Drugs & Pharmaceuticals - 3.0%	Acura Pharmaceuticals, Inc. (a)	1,100	7,942
	Adolor Corp. (a)	8,400	13,944
	Affymax, Inc. (a)	2,000	19,980
	Akorn, Inc. (a)	8,400	19,320
	Alexza Pharmaceuticals, Inc. (a)	3,000	9,510
	Alkermes, Inc. (a)	16,100	171,465
	Ardea Biosciences, Inc. (a)	1,700	20,349
	Auxilium Pharmaceuticals, Inc. (a)(b)	6,900	196,236
	BMP Sunstone Corp. (a)	3,900	21,723
	BioForm Medical, Inc. (a)	3,200	2,912
	CV Therapeutics, Inc. (a)	10,300	94,863
	Cadence Pharmaceuticals, Inc. (a)	3,200	23,136
	Caraco Pharmaceutical Laboratories Ltd. (a)	1,400	8,288
	Chattem, Inc. (a)	2,800	200,284
	China Sky One Medical, Inc. (a)	1,100	17,589
	Columbia Laboratories, Inc. (a)	8,800	11,176
	Dendreon Corp. (a)	15,700	71,906
	Depomed, Inc. (a)	9,000	14,850
	Durect Corp. (a)	12,600	42,714
	Emergent Biosolutions, Inc. (a)	2,100	54,831
	Enzo Biochem, Inc. (a)	4,900	23,961
	GTx, Inc. (a)	2,900	48,836
	ImmunoGen, Inc. (a)	8,300	35,607
	Indevus Pharmaceuticals, Inc. (a)	11,600	36,424
	Inspire Pharmaceuticals, Inc. (a)	7,800	28,080

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Isis Pharmaceuticals, Inc. (a)	15,200	$215,536
	Javelin Pharmaceuticals, Inc. (a)	8,300	10,375
	Jazz Pharmaceuticals, Inc. (a)	1,100	2,123
	K-V Pharmaceutical Co. Class A (a)	4,700	13,536
	Ligand Pharmaceuticals, Inc. Class B (a)	15,900	43,566
	MAP Pharmaceuticals, Inc. (a)	800	5,584
	Medarex, Inc. (a)	21,300	118,854
	Medicines Co. (a)	8,900	131,097
	Medicis Pharmaceutical Corp. Class A	9,700	134,830
	MiddleBrook Pharmaceuticals, Inc. (a)	7,000	10,500
	Molecular Insight Pharmaceuticals, Inc. (a)	3,400	14,620
	Nektar Therapeutics (a)	15,600	86,736
	Novavax, Inc. (a)	10,100	19,089
	Noven Pharmaceuticals, Inc. (a)	4,200	46,200
	Obagi Medical Products, Inc. (a)	3,300	24,618
	Onyx Pharmaceuticals, Inc. (a)	9,420	321,787
	Optimer Pharmaceuticals, Inc. (a)	4,500	54,495
	Pain Therapeutics, Inc. (a)	6,200	36,704
	Par Pharmaceutical Cos., Inc. (a)	5,400	72,414
	Pharmasset, Inc. (a)	2,600	34,086
	Pozen, Inc. (a)	4,100	20,664
	Questcor Pharmaceuticals, Inc. (a)	9,000	83,610
	Quidel Corp. (a)	4,700	61,429
	Regeneron Pharmaceuticals, Inc. (a)	10,100	185,436
	Salix Pharmaceuticals Ltd. (a)	8,200	72,406
	Theravance, Inc. (a)	8,600	106,554
	United Therapeutics Corp. (a)	3,700	231,435
	Valeant Pharmaceuticals International (a)	10,800	247,320
	Vivus, Inc. (a)	10,900	57,988
	Xenoport, Inc. (a)	4,200	105,336

			3,764,854

Education Services - 0.5%	American Public Education, Inc. (a)	1,900	70,661
	Capella Education Co. (a)	2,400	141,024
	Corinthian Colleges, Inc. (a)(b)	14,400	235,728
	Grand Canyon Education, Inc. (a)	1,400	26,292
	K12, Inc. (a)	900	16,875
	Learning Tree International, Inc. (a)	1,400	11,928
	Lincoln Educational Services Corp. (a)	400	5,300
	The Princeton Review, Inc. (a)	2,400	11,832
	Renaissance Learning, Inc.	1,200	10,788
	Thinkorswim Group, Inc. (a)	8,780	49,344
	Universal Technical Institute, Inc. (a)	3,400	58,378

			638,150

Electrical & Electronics - 0.4%	Benchmark Electronics, Inc. (a)	11,300	144,301
	Coleman Cable, Inc. (a)	1,300	5,889
	OSI Systems, Inc. (a)	2,600	36,010

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Plexus Corp. (a)	6,900	$116,955
	Power Integrations, Inc.	5,100	101,388
	TTM Technologies, Inc. (a)	7,200	37,512
	Universal Display Corp. (a)	4,400	41,580

			483,635

Electrical Equipment & Components - 1.0%	A.O. Smith Corp.	3,400	100,368
	AZZ Inc. (a)	1,900	47,690
	American Superconductor Corp. (a)	7,000	114,170
	Axsys Technologies, Inc. (a)	1,400	76,804
	Baldor Electric Co.	7,770	138,694
	Beacon Power Corp. (a)	16,800	8,676
	CTS Corp.	5,700	31,407
	Cohu, Inc.	4,000	48,600
	Franklin Electric Co., Inc.	3,800	106,818
	Fushi Copperweld, Inc. (a)	2,600	13,702
	GrafTech International Ltd. (a)	19,700	163,904
	Littelfuse, Inc. (a)	3,700	61,420
	MKS Instruments, Inc. (a)	8,300	122,757
	Orion Energy Systems, Inc. (a)	900	4,869
	Powell Industries, Inc. (a)	1,300	37,726
	Power-One, Inc. (a)	12,600	14,994
	Sonic Solutions, Inc. (a)	3,900	6,864
	Taser International, Inc. (a)	10,600	55,756
	Technitrol, Inc.	6,600	22,968
	Triumph Group, Inc.	2,900	123,134

			1,301,321

Electrical: Household Appliance - 0.1%	National Presto Industries, Inc.	800	61,600
	Rex Stores Corp. (a)	1,800	14,526

			76,126

Electronics - 0.5%	Agilysys, Inc.	4,000	17,160
	Avid Technology, Inc. (a)	5,200	56,732
	Daktronics, Inc.	5,400	50,544
	II-VI, Inc. (a)	4,100	78,269
	Kopin Corp. (a)	11,000	22,440
	MRV Communications, Inc. (a)	22,300	17,171
	Methode Electronics, Inc.	6,400	43,136
	Multi-Fineline Electronix, Inc. (a)	1,400	16,366
	Newport Corp. (a)	6,400	43,392
	Park Electrochemical Corp.	3,500	66,360
	Sanmina-SCI Corp. (a)	92,000	43,240
	Semtech Corp. (a)	9,800	110,446
	Supertex, Inc. (a)	2,000	48,020

			613,276

Electronics: Instruments, Gauges & Meters - 0.1%	Faro Technologies, Inc. (a)	2,600	43,836
	Measurement Specialties, Inc. (a)	2,400	16,680
	OYO Geospace Corp. (a)	700	12,229

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Zygo Corp. (a)	2,600	$17,966

			90,711

Electronics: Medical Systems - 1.2%	Accuray, Inc. (a)	6,500	33,540
	Affymetrix, Inc. (a)(b)	11,000	32,890
	Analogic Corp.	2,300	62,744
	Bruker BioSciences Corp. (a)	8,700	35,148
	Cynosure, Inc. Class A (a)	1,600	14,608
	Datascope Corp.	2,300	120,152
	eResearch Technology, Inc. (a)	7,300	48,399
	Greatbatch, Inc. (a)	3,600	95,256
	Haemonetics Corp. (a)	4,200	237,300
	Luminex Corp. (a)	6,700	143,112
	Masimo Corp. (a)	7,700	229,691
	Natus Medical, Inc. (a)	4,700	60,865
	NxStage Medical, Inc. (a)	3,300	8,811
	Quality Systems, Inc.	2,800	122,136
	Sirona Dental Systems, Inc. (a)	2,900	30,450
	Somanetics Corp. (a)	1,800	29,718
	Tomotherapy, Inc. (a)	7,200	17,136
	Varian, Inc. (a)	5,000	167,550
	Zoll Medical Corp. (a)	3,500	66,115

			1,555,621

Electronics: Other - 0.0%	ICx Technologies, Inc. (a)	2,000	15,820

Electronics: Semi- Conductors/Components - 1.5%	Actel Corp. (a)	4,500	52,740
	Advanced Battery Technologies, Inc. (a)	8,900	23,585
	Amkor Technology, Inc. (a)	18,200	39,676
	Anadigics, Inc. (a)	10,600	15,688
	Applied Micro Circuits Corp. (a)	9,975	39,202
	AuthenTec, Inc. (a)	4,000	6,680
	Bookham, Inc. (a)	18,700	8,415
	Cavium Networks, Inc. (a)	5,000	52,550
	Ceva, Inc. (a)	3,800	26,600
	Cirrus Logic, Inc. (a)	11,400	30,552
	DSP Group, Inc. (a)	4,000	32,080
	Diodes, Inc. (a)	4,800	29,088
	Entropic Communications, Inc. (a)	200	100
	Exar Corp. (a)	6,300	42,021
	Formfactor, Inc. (a)	8,100	118,260
	Hittite Microwave Corp. (a)	3,200	94,272
	IPG Photonics Corp. (a)	3,100	40,858
	IXYS Corp.	4,100	33,866
	Lattice Semiconductor Corp. (a)	19,500	29,445
	MIPS Technologies, Inc. (a)	7,100	7,881
	Micrel, Inc.	8,900	65,059
	Microsemi Corp. (a)	13,200	166,848
	Microtune, Inc. (a)	8,700	17,748

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Monolithic Power Systems, Inc. (a)	4,100	$51,701
	NVE Corp. (a)	600	15,540
	Netlogic Microsystems, Inc. (a)	2,700	59,427
	Omnivision Technologies, Inc. (a)	8,000	42,000
	PLX Technology, Inc. (a)	4,400	7,568
	PMC-Sierra, Inc. (a)	36,700	178,362
	Pericom Semiconductor Corp. (a)	4,200	23,016
	RF Micro Devices, Inc. (a)	44,437	34,661
	Rubicon Technology, Inc. (a)	2,400	10,224
	SiRF Technology Holdings, Inc. (a)	10,200	13,056
	Silicon Image, Inc. (a)	13,200	55,440
	Silicon Storage Technology, Inc. (a)	14,500	33,205
	Skyworks Solutions, Inc. (a)	27,300	151,242
	Spansion LLC Class A (a)	20,700	3,919
	Techwell, Inc. (a)	2,600	16,900
	Tessera Technologies, Inc. (a)	8,300	98,604
	Transmeta Corp. (a)	2,300	41,860
	TriQuint Semiconductor, Inc. (a)	24,200	83,248
	Volterra Semiconductor Corp. (a)	3,800	27,170

			1,920,357

Electronics: Technology - 0.6%	3D Systems Corp. (a)	2,600	20,644
	American Science & Engineering, Inc.	1,500	110,940
	Checkpoint Systems, Inc. (a)	6,700	65,928
	China Security & Surveillance Technology, Inc. (a)	4,400	19,492
	Cogent, Inc. (a)	6,900	93,633
	Coherent, Inc. (a)	3,900	83,694
	Cubic Corp.	2,500	68,000
	Gerber Scientific, Inc. (a)	3,300	16,863
	Herley Industries, Inc. (a)	2,500	30,700
	ION Geophysical Corp. (a)	14,200	48,706
	Kemet Corp. (a)	14,200	3,834
	LaBarge, Inc. (a)	1,900	27,265
	Maxwell Technologies, Inc. (a)	3,400	17,238
	ScanSource, Inc. (a)	4,600	88,642
	Smart Modular Technologies WWH, Inc. (a)	7,300	11,242
	Super Micro Computer, Inc. (a)	4,200	26,586

			733,407

Energy Equipment - 0.0%	Capstone Turbine Corp. (a)	25,400	21,336
	GT Solar International, Inc. (a)	4,400	12,716
	Plug Power, Inc. (a)	14,800	15,096
	PowerSecure International, Inc. (a)	3,300	10,857

			60,005

Energy Miscellaneous - 0.7%	Akeena Solar, Inc. (a)	4,100	6,929
	Alon USA Energy, Inc.	1,800	16,470
	Approach Resources, Inc. (a)	1,200	8,772
	Aventine Renewable Energy Holdings, Inc. (a)	4,930	3,205

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	CVR Energy, Inc. (a)	3,800	$15,200
	Clean Energy Fuels Corp. (a)	3,500	21,140
	Concho Resources, Inc. (a)	9,000	205,380
	Crosstex Energy, Inc.	6,700	26,130
	Dawson Geophysical Co. (a)	1,400	24,934
	EnerNOC, Inc. (a)	1,800	13,392
	Evergreen Energy, Inc. (a)	14,300	4,147
	Evergreen Solar, Inc. (a)	23,500	74,965
	FuelCell Energy, Inc. (a)	11,600	45,008
	GeoMet, Inc. (a)	2,167	3,727
	GreenHunter Energy, Inc. (a)	600	2,952
	Matrix Service Co. (a)	4,500	34,515
	Ormat Technologies, Inc.	3,000	95,610
	Pacific Ethanol, Inc. (a)	7,500	3,150
	Penn Virginia Corp.	7,000	181,860
	Rentech, Inc. (a)	28,000	19,040
	Teekay Tankers Ltd. Class A	2,000	25,400
	US Geothermal, Inc. (a)	12,500	10,375
	USEC, Inc. (a)	19,300	86,657

			928,958

Engineering & Contracting Services - 0.4%	Clean Harbors, Inc. (a)	3,300	209,352
	Dycom Industries, Inc. (a)	6,800	55,896
	ENGlobal Corp. (a)	4,800	15,600
	Furmamite Corp. (a)	5,900	31,801
	Hill International, Inc. (a)	3,800	26,752
	Integrated Electrical Services, Inc. (a)	1,400	12,264
	Layne Christensen Co. (a)	3,200	76,832
	Michael Baker Corp. (a)	1,200	44,292
	VSE Corp.	800	31,384

			504,173

Entertainment - 0.2%	Cinemark Holdings, Inc.	4,400	32,692
	Dover Motorsports, Inc.	2,200	2,860
	Gaylord Entertainment Co. (a)	7,100	76,964
	Live Nation, Inc. (a)	12,800	73,472
	Speedway Motorsports, Inc.	2,300	37,053

			223,041

Finance Companies - 0.1%	Credit Acceptance Corp. (a)	678	9,289
	MVC Capital, Inc.	3,700	40,589
	NewStar Financial, Inc. (a)	3,400	13,566
	Riskmetrics Group, Inc. (a)	3,300	49,137
	World Acceptance Corp. (a)	2,800	55,328

			167,909

Finance: Small Loan - 0.1%	Advance America, Cash Advance Centers, Inc.	5,000	9,450
	Dollar Financial Corp. (a)	4,200	43,260
	Encore Capital Group, Inc. (a)	2,300	16,560
	The First Marblehead Corp. (a)	12,300	15,867

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Nelnet, Inc. Class A	3,000	$42,990

			128,127

Financial Data Processing Services & Systems - 0.8%	Advent Software, Inc. (a)(b)	2,800	55,916
	Cass Information Systems, Inc.	960	29,242
	CompuCredit Corp. (a)	1,900	10,507
	CyberSource Corp. (a)	11,541	138,377
	Deluxe Corp.	8,900	133,144
	ExlService Holdings, Inc. (a)	2,500	21,425
	Fair Isaac Corp.	8,100	136,566
	Heartland Payment Systems, Inc.	4,000	70,000
	Hypercom Corp. (a)	9,400	10,152
	Jack Henry & Associates, Inc.	12,100	234,861
	Online Resources Corp. (a)	4,900	23,226
	TNS, Inc. (a)	4,200	39,438
	TradeStation Group, Inc. (a)	5,800	37,410
	Wright Express Corp. (a)	6,500	81,900

			1,022,164

Financial Information Services - 0.3%	Bankrate, Inc. (a)	2,000	76,000
	Interactive Data Corp.	6,100	150,426
	Move, Inc. (a)	21,700	34,720
	S1 Corp. (a)	8,300	65,487
	TheStreet.com, Inc.	3,400	9,860
	Value Line, Inc.	100	3,452

			339,945

Financial Miscellaneous - 0.7%	AMBAC Financial Group, Inc.	46,000	59,800
	Advanta Corp. Class B	6,300	13,167
	Asset Acceptance Capital Corp. (a)	1,900	9,709
	Cash America International, Inc.	4,900	134,015
	Federal Agricultural Mortgage Corp. Class B	600	2,100
	Financial Federal Corp.	4,300	100,061
	First Cash Financial Services, Inc. (a)	3,400	64,804
	Global Cash Access, Inc. (a)	7,000	15,540
	Harris & Harris Group, Inc. (a)	3,500	13,825
	Medallion Financial Corp.	2,400	18,312
	Portfolio Recovery Associates, Inc. (a)	2,600	87,984
	Radian Group, Inc.	14,700	54,096
	Sanders Morris Harris Group, Inc.	3,000	17,970
	Sterling Bancorp	3,260	45,738
	Stewart Information Services Corp.	2,600	61,074
	Stifel Financial Corp. (a)	4,200	192,570
	WSFS Financial Corp.	1,000	47,990
	Waterstone Financial, Inc. (a)	1,000	3,350

			942,105

Foods - 2.0%	American Dairy, Inc. (a)	900	13,536
	B&G Foods, Inc. Class A	3,800	20,520
	Cal-Maine Foods, Inc.	2,000	57,400

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Chiquita Brands International, Inc. (a)	7,500	$110,850
	Diamond Foods, Inc.	2,500	50,375
	Flowers Foods, Inc.	12,600	306,936
	Fresh Del Monte Produce, Inc. (a)	7,200	161,424
	Hain Celestial Group, Inc. (a)	6,800	129,812
	J&J Snack Foods Corp.	2,300	82,524
	Lance, Inc.	4,700	107,818
	Lifeway Foods, Inc. (a)	600	5,388
	M&F Worldwide Corp. (a)	2,100	32,445
	Maui Land & Pineapple Co., Inc. (a)	700	9,401
	Omega Protein Corp. (a)	3,300	13,233
	Ralcorp Holdings, Inc. (a)	9,300	543,120
	Sanderson Farms, Inc.	3,300	114,048
	Schiff Nutrition International, Inc. (a)	1,200	7,164
	Seaboard Corp.	60	71,640
	Sensient Technologies Corp.	8,100	193,428
	Smart Balance, Inc. (a)	10,300	70,040
	Synutra International, Inc. (a)	1,700	18,734
	Tootsie Roll Industries, Inc.	4,118	105,462
	TreeHouse Foods, Inc. (a)	5,100	138,924
	United Natural Foods, Inc. (a)	7,400	131,868
	Zhongpin, Inc. (a)	3,400	40,800

			2,536,890

Forest Products - 0.1%	Deltic Timber Corp.	1,800	82,350
	Louisiana-Pacific Corp.	17,200	26,832
	Universal Forest Products, Inc.	2,800	75,348

			184,530

Forms & Bulk Printing Services - 0.1%	Ennis, Inc.	4,200	50,862
	Innerworkings, Inc. (a)	5,600	36,680
	The Standard Register Co.	2,900	25,897

			113,439

Funeral Parlors & Cemeteries - 0.0%	Stewart Enterprises, Inc. Class A	14,500	43,645

Glass - 0.0%	Apogee Enterprises, Inc.	4,900	50,764

Gold - 0.3%	Allied Nevada Gold Corp. (a)	7,300	36,938
	Coeur d’Alene Mines Corp. (a)(b)	94,100	82,808
	Royal Gold, Inc.	4,700	231,287

			351,033

Health Care Facilities - 0.6%	Assisted Living Concepts, Inc. (a)	8,600	35,690
	Capital Senior Living Corp. (a)	3,800	11,324
	Emeritus Corp. (a)	3,200	32,096
	The Ensign Group, Inc.	1,700	28,458
	Five Star Quality Care, Inc. (a)	6,000	9,180
	IPC The Hospitalist Co., Inc. (a)	800	13,464
	Kindred Healthcare, Inc. (a)	4,480	58,330
	MedCath Corp. (a)	2,900	30,276
	National Healthcare Corp.	1,400	70,896

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Psychiatric Solutions, Inc. (a)	9,400	$261,790
	Res-Care, Inc. (a)	4,200	63,084
	Skilled Healthcare Group, Inc. Class A (a)	3,000	25,320
	Sun Healthcare Group, Inc. (a)	7,300	64,605
	Sunrise Senior Living, Inc. (a)	4,900	8,232

			712,745

Health Care Management Services - 1.4%	AMERIGROUP Corp. (a)	9,100	268,632
	Amsurg Corp. (a)	5,300	123,702
	athenahealth, Inc. (a)	3,400	127,908
	Catalyst Health Solutions, Inc. (a)	5,500	133,925
	Centene Corp. (a)	7,000	137,970
	Computer Programs & Systems, Inc.	1,400	37,520
	Corvel Corp. (a)	1,350	29,673
	Eclipsys Corp. (a)	9,100	129,129
	HMS Holdings Corp. (a)	4,000	126,080
	HealthSpring, Inc. (a)	8,200	163,754
	Inter Allscripts - Misys Healthcare Solutions, Inc.	23,800	236,096
	Molina Healthcare, Inc. (a)	2,500	44,025
	National Research Corp.	200	5,792
	Omnicell, Inc. (a)	5,400	65,934
	Phase Forward, Inc. (a)	7,100	88,892
	Triple-S Management Corp. (a)	2,000	23,000
	Vital Images, Inc. (a)	2,500	34,775

			1,776,807

Health Care Services - 0.8%	Alliance Imaging, Inc. (a)	4,300	34,271
	Amedisys, Inc. (a)(b)	4,333	179,126
	Bio-Reference Labs, Inc. (a)	1,900	49,837
	CardioNet, Inc. (a)	700	17,255
	Emergency Medical Services Corp. (a)	1,400	51,254
	Gentiva Health Services, Inc. (a)	4,400	128,744
	Healthcare Services Group, Inc.	7,200	114,696
	HealthSouth Corp. (a)	14,400	157,824
	Healthways, Inc. (a)	6,000	68,880
	LHC Group, Inc. (a)	2,300	82,800
	Nighthawk Radiology Holdings, Inc. (a)	3,400	16,524
	Odyssey HealthCare, Inc. (a)	5,900	54,575
	PharMerica Corp. (a)	5,286	82,832
	Virtual Radiologic Corp. (a)	700	5,936

			1,044,554

Homebuilding - 0.2%	Beazer Homes USA, Inc. (a)	5,800	9,164
	Hovnanian Enterprises, Inc. Class A (a)	7,800	13,416
	M/I Homes, Inc.	2,400	25,296
	Meritage Homes Corp. (a)	5,200	63,284
	Ryland Group, Inc.	6,900	121,923

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Standard-Pacific Corp. (a)	18,900	$33,642

			266,725

Hotel/Motel - 0.1%	Lodgian, Inc. (a)	2,700	5,751
	Marcus Corp.	3,400	55,182
	Morgans Hotel Group Co. (a)	4,900	22,834

			83,767

Household Furnishings - 0.2%	American Woodmark Corp.	1,900	34,637
	Ethan Allen Interiors, Inc.	3,800	54,606
	Furniture Brands International, Inc.	7,100	15,691
	Haverty Furniture Cos., Inc.	2,500	23,325
	hhgregg, Inc. (a)	1,500	13,020
	Hooker Furniture Corp.	1,700	13,022
	La-Z-Boy, Inc.	8,400	18,228
	Libbey, Inc.	1,800	2,250
	Sealy Corp.	6,600	16,566
	Tempur-Pedic International, Inc.	11,814	83,761

			275,106

Identification Control & Filter Devices - 0.7%	Advanced Energy Industries, Inc. (a)	5,800	57,710
	Asyst Technologies, Inc. (a)	8,400	2,100
	Badger Meter, Inc.	2,400	69,648
	ESCO Technologies, Inc. (a)	4,400	180,180
	Energy Recovery, Inc. (a)	2,000	15,160
	Flanders Corp. (a)	2,400	11,256
	The Gorman-Rupp Co.	2,218	69,024
	L-1 Identity Solutions, Inc. (a)	11,398	76,823
	Mine Safety Appliances Co.	5,200	124,332
	PMFG, Inc. (a)	2,000	19,120
	Robbins & Myers, Inc.	4,700	75,999
	Sun Hydraulics, Inc.	2,000	37,680
	Veeco Instruments, Inc. (a)	4,700	29,798
	Vicor Corp.	3,200	21,152
	Watts Water Technologies, Inc. Class A	4,700	117,359

			907,341

Industrial Products - 0.1%	A.M. Castle & Co.	2,700	29,241
	TAL International Group, Inc.	2,500	35,250

			64,491

Insurance: Life - 0.4%	American Equity Investment Life Holding Co.	9,500	66,500
	Citizens, Inc. (a)	5,800	56,260
	Delphi Financial Group, Inc. Class A	7,150	131,846
	Kansas City Life Insurance Co.	700	29,652
	Life Partners Holdings, Inc.	1,000	43,640
	National Western Life Insurance Co. Class A	400	67,668
	The Phoenix Cos., Inc.	19,100	62,457
	Presidential Life Corp.	3,500	34,615
	Universal American Financial Corp. (a)	6,800	59,976

			552,614

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

Insurance: Multi-Line - 1.2%	Assured Guaranty Ltd.	9,500	$108,300
	CNA Surety Corp. (a)	2,500	48,000
	Crawford & Co. Class B (a)	4,100	59,614
	EMC Insurance Group, Inc.	1,000	25,650
	eHealth, Inc. (a)	4,300	57,104
	FBL Financial Group, Inc. Class A	2,200	33,990
	Flagstone Reinsurance Holdings Ltd.	4,900	47,873
	Horace Mann Educators Corp.	7,100	65,249
	Independence Holding Co.	500	1,805
	Maiden Holdings Ltd.	8,000	25,040
	Max Capital Group Ltd.	9,700	171,690
	Meadowbrook Insurance Group, Inc.	8,617	55,493
	Montpelier Re Holdings Ltd.	15,700	263,603
	Pico Holdings, Inc. (a)	2,700	71,766
	Platinum Underwriters Holdings Ltd.	8,000	288,640
	Primus Guaranty Ltd. (a)	4,700	5,358
	Zenith National Insurance Corp.	6,250	197,313

			1,526,488

Insurance: Property-Casualty - 2.7%	American Physicians Capital, Inc.	1,400	67,340
	American Safety Insurance Holdings Ltd. (a)	2,100	27,741
	Amerisafe, Inc. (a)(b)	2,900	59,537
	AmTrust Financial Services, Inc.	2,800	32,480
	Argo Group International Holdings Ltd. (a)	5,166	175,231
	Aspen Insurance Holdings Ltd.	14,000	339,500
	Baldwin & Lyons, Inc. Class B	1,400	25,466
	CastlePoint Holdings, Ltd.	6,000	81,360
	Donegal Group, Inc. Class A	1,600	26,832
	Employers Holdings, Inc.	8,210	135,465
	Enstar Group Ltd. (a)	900	53,226
	FPIC Insurance Group, Inc. (a)	1,500	65,670
	First Acceptance Corp. (a)	2,800	8,120
	First Mercury Financial Corp. (a)	2,400	34,224
	Greenlight Capital Re Ltd. (a)	5,100	66,249
	Hallmark Financial Services, Inc. (a)	500	4,385
	Harleysville Group, Inc.	2,400	83,352
	IPC Holdings, Ltd.	7,600	227,240
	Infinity Property & Casualty Corp.	2,200	102,806
	NYMAGIC, Inc.	900	17,145
	National Interstate Corp.	1,000	17,870
	Navigators Group, Inc. (a)	2,200	120,802
	Odyssey Re Holdings Corp.	3,800	196,878
	PMA Capital Corp. Class A (a)	5,400	38,232
	The PMI Group, Inc.	11,600	22,620
	ProAssurance Corp. (a)	5,500	290,290
	RLI Corp.	3,200	195,712
	Safety Insurance Group, Inc.	2,700	102,762

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	SeaBright Insurance Holdings, Inc. (a)	3,600	$42,264
	Selective Insurance Group, Inc.	9,100	208,663
	State Auto Financial Corp.	2,300	69,138
	Tower Group, Inc.	3,500	98,735
	United America Indemnity, Ltd. (a)	3,400	43,554
	United Fire & Casualty Co.	3,800	118,066
	Validus Holdings Ltd.	10,800	282,528

			3,481,483

Investment Management Companies - 0.5%	Ampal-American Israel Corp. Class A (a)	2,200	1,276
	Apollo Investment Corp.	23,876	222,286
	Ares Capital Corp.	16,878	106,838
	Calamos Asset Management, Inc. Class A	3,600	26,640
	Capital Southwest Corp.	500	54,080
	Cohen & Steers, Inc.	2,800	30,772
	Epoch Holding Corp.	1,700	12,784
	FBR Capital Markets Corp. (a)	4,100	19,926
	Fifth Street Finance Corp.	1,200	9,060
	GAMCO Investors, Inc. Class A	1,400	38,248
	Kohlberg Capital Corp.	2,300	8,372
	MCG Capital Corp.	11,100	7,881
	NGP Capital Resources Co.	3,100	25,947
	National Financial Partners Corp.	5,600	17,024
	Pzena Investment Management, Inc. Class A	1,000	4,220
	Resource America, Inc. Class A	2,100	8,400
	U.S. Global Investors, Inc.	2,100	10,311
	Westwood Holdings Group Inc.	900	25,569

			629,634

Jewelry, Watches & Gemstones - 0.1%	Fossil, Inc. (a)	7,600	126,920
	Fuqi International, Inc. (a)	2,000	12,520
	Movado Group, Inc.	2,700	25,353

			164,793

Lead & Zinc - 0.0%	Horsehead Holding Corp. (a)	5,700	26,790

Leisure Time - 0.4%	Callaway Golf Co.	11,100	103,119
	Great Wolf Resorts, Inc. (a)	4,500	6,930
	Life Time Fitness, Inc. (a)	5,800	75,110
	Pool Corp.	8,200	147,354
	Rick’s Cabaret International, Inc. (a)	300	1,188
	Six Flags, Inc. (a)	12,300	3,813
	Steinway Musical Instruments, Inc. (a)	1,300	22,763
	Town Sports International Holdings, Inc. (a)	2,400	7,656
	Vail Resorts, Inc. (a)	5,100	135,660

			503,593

Machine Tools - 0.0%	Hurco Companies, Inc. (a)	1,100	13,200
	Thermadyne Holdings Corp. (a)	2,100	14,427

			27,627

Machinery & Engineering - 0.1%	Applied Industrial Technologies, Inc.	7,250	137,170

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

Machinery: Agricultural - 0.1%	Alamo Group, Inc.	1,200	$17,940
	Lindsay Manufacturing Co.	1,900	60,401
	Titan Machinery, Inc. (a)	1,000	14,060

			92,401

Machinery: Construction & Handling - 0.1%	Astec Industries, Inc. (a)	3,000	93,990
	NACCO Industries, Inc. Class A	900	33,669

			127,659

Machinery: Engines - 0.1%	Briggs & Stratton Corp.	7,900	138,961
	Harbin Electric, Inc. (a)	900	7,191
	Raser Technologies, Inc. (a)	7,400	27,602

			173,754

Machinery: Industrial/Specialty - 0.8%	Actuant Corp. Class A (b)	9,400	178,788
	Altra Holdings, Inc. (a)	4,700	37,177
	Chart Industries, Inc. (a)	4,700	49,961
	Colfax Corp. (a)	3,800	39,482
	Columbus McKinnon Corp. (a)	3,100	42,315
	DXP Enterprises, Inc. (a)	1,400	20,454
	EnPro Industries, Inc. (a)	3,500	75,390
	Graham Corp.	1,300	14,066
	Kadant, Inc. (a)	2,400	32,352
	Middleby Corp. (a)	2,800	76,356
	Nordson Corp.	5,700	184,053
	Tecumseh Products Co. Class A (a)	2,900	27,782
	Tennant Co.	2,800	43,120
	Twin Disc, Inc.	1,500	10,335
	Woodward Governor Co. (b)	9,900	227,898

			1,059,529

Machinery: Oil Well Equipment & Services - 0.8%	Allis-Chalmers Energy, Inc. (a)	4,600	25,300
	Basic Energy Services, Inc. (a)	6,900	89,976
	Bolt Technology Corp. (a)	1,600	11,136
	CARBO Ceramics, Inc.	3,250	115,473
	Cal Dive International, Inc. (a)	7,312	47,601
	Complete Production Services, Inc. (a)	8,000	65,200
	Dril-Quip, Inc. (a)	5,200	106,652
	Flotek Industries, Inc. (a)	3,800	9,576
	Gulf Island Fabrication, Inc.	2,100	30,261
	Hornbeck Offshore Services, Inc. (a)	4,000	65,360
	Lufkin Industries, Inc.	2,500	86,250
	Mitcham Industries, Inc. (a)	1,800	7,146
	NATCO Group, Inc. Class A (a)	3,400	51,612
	Natural Gas Services Group (a)	2,200	22,286
	Newpark Resources, Inc. (a)	15,600	57,720
	Parker Drilling Co. (a)	19,300	55,970
	Precision Drilling Trust	584	4,900
	RPC, Inc.	5,225	50,996
	Sulphco, Inc. (a)	7,600	7,144

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Superior Well Services, Inc. (a)	2,900	$29,000
	T-3 Energy Services, Inc. (a)	2,100	19,824
	Trico Marine Services, Inc. (a)	1,600	7,152
	Union Drilling, Inc. (a)	2,000	10,380
	Willbros Group, Inc. (a)(b)	6,600	55,902

			1,032,817

Machinery: Specialty - 0.1%	Cascade Corp.	1,600	47,776
	Flow International Corp. (a)	5,600	13,552
	Key Technology Inc. (a)	1,100	20,779
	Semitool, Inc. (a)	3,600	10,980
	TurboChef Technologies, Inc. (a)	3,600	17,676

			110,763

Manufactured Housing - 0.1%	Cavco Industries, Inc. (a)	1,200	32,268
	Champion Enterprises, Inc. (a)	13,100	7,336
	Palm Harbor Homes, Inc. (a)	1,600	7,968
	Skyline Corp.	1,000	19,990

			67,562

Manufacturing - 0.1%	Federal Signal Corp.	8,100	66,501
	Standex International Corp.	2,200	43,648

			110,149

Medical & Dental Instruments & Supplies - 3.5%	Abaxis, Inc. (a)	3,600	57,708
	Abiomed, Inc. (a)	5,400	88,668
	Align Technology, Inc. (a)	10,500	91,875
	Alphatec Holdings, Inc. (a)	3,700	8,695
	American Medical Systems Holdings, Inc. (a)(b)	12,300	110,577
	AngioDynamics, Inc. (a)	4,300	58,867
	Atrion Corp.	200	19,420
	Bio-Rad Laboratories, Inc. Class A (a)	3,200	240,992
	BioMimetic Therapeutics, Inc. (a)	2,200	20,284
	CONMED Corp. (a)	4,800	114,912
	Cantel Medical Corp. (a)	1,800	26,406
	Cardiac Science Corp. (a)	3,000	22,500
	Cepheid, Inc. (a)	9,600	99,648
	Clinical Data, Inc. (a)	1,600	14,240
	Conceptus, Inc. (a)	5,300	80,666
	CryoLife, Inc. (a)	5,000	48,550
	Cyberonics, Inc. (a)	4,000	66,280
	DexCom, Inc. (a)	4,100	11,316
	ev3, Inc. (a)	11,646	71,041
	Exactech, Inc. (a)	1,400	23,576
	Hansen Medical, Inc. (a)	2,800	20,216
	I-Flow Corp. (a)	3,300	15,840
	ICU Medical, Inc. (a)	1,700	56,338
	IRIS International, Inc. (a)	3,300	46,002
	Immucor, Inc. (a)	11,750	312,315
	Insulet Corp. (a)	3,300	25,476

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Invacare Corp.	5,400	$83,808
	Landauer, Inc.	1,500	109,950
	Medical Action Industries, Inc. (a)	2,000	20,000
	Mentor Corp.	5,500	170,115
	Meridian Bioscience, Inc.	6,675	170,012
	Merit Medical Systems, Inc. (a)	4,500	80,685
	Micrus Endovascular Corp. (a)	2,600	30,186
	Neogen Corp. (a)	2,400	59,952
	NuVasive, Inc. (a)	6,000	207,900
	OraSure Technologies, Inc. (a)	8,100	29,808
	Orthofix International NV (a)	2,900	44,457
	Orthovita, Inc. (a)	12,300	41,697
	Owens & Minor, Inc.	6,700	252,255
	PSS World Medical, Inc. (a)	10,600	199,492
	Palomar Medical Technologies, Inc. (a)	3,100	35,743
	SonoSite, Inc. (a)	2,900	55,332
	Spectranetic Corp. (a)	5,300	13,833
	Stereotaxis, Inc. (a)	4,100	18,040
	Steris Corp.	9,600	229,344
	SurModics, Inc. (a)	2,600	65,702
	Symmetry Medical, Inc. (a)	6,000	47,820
	Synovis Life Technologies, Inc. (a)	2,300	43,102
	Thoratec Corp. (a)	8,900	289,161
	Trans1, Inc. (a)	2,300	16,583
	Vision-Sciences Inc. (a)	3,500	5,320
	Volcano Corp. (a)	7,800	117,000
	West Pharmaceutical Services, Inc.	5,400	203,958
	Wright Medical Group, Inc. (a)	6,000	122,580

			4,516,243

Medical Services - 0.5%	Air Methods Corp. (a)	1,800	28,782
	Almost Family, Inc. (a)	1,000	44,980
	Genoptix, Inc. (a)	1,500	51,120
	Hanger Orthopedic Group, Inc. (a)	4,800	69,648
	Magellan Health Services, Inc. (a)	6,600	258,456
	Parexel International Corp. (a)	9,600	93,216
	RadNet, Inc. (a)	4,100	13,735
	RehabCare Group, Inc. (a)	3,000	45,480
	US Physical Therapy, Inc. (a)	2,300	30,659

			636,076

Metal Fabricating - 1.0%	Ampco-Pittsburgh Corp.	1,500	32,550
	CIRCOR International, Inc.	2,700	74,250
	Dynamic Materials Corp.	2,100	40,446
	Encore Wire Corp.	3,200	60,672
	Gibraltar Industries, Inc.	4,700	56,118
	Haynes International, Inc. (a)	2,100	51,702
	Insteel Industries, Inc.	2,700	30,483

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Kaydon Corp.	5,600	$192,360
	L.B. Foster Co. Class A (a)	1,800	56,304
	Mueller Industries, Inc.	6,300	158,004
	Mueller Water Products, Inc. Series A	18,580	156,072
	NN, Inc.	2,200	5,038
	Northwest Pipe Co. (a)	1,400	59,654
	Omega Flex, Inc.	400	8,376
	RBC Bearings, Inc. (a)	3,700	75,036
	RTI International Metals, Inc. (a)	3,600	51,516
	Trimas Corp. (a)	1,700	2,346
	Worthington Industries, Inc. (b)	10,900	120,118

			1,231,045

Metals & Minerals Miscellaneous - 0.6%	AMCOL International Corp.	4,300	90,085
	Apex Silver Mines Ltd. (a)	6,800	6,664
	Brush Engineered Materials, Inc. (a)	3,300	41,976
	Compass Minerals International, Inc.	5,300	310,898
	General Moly, Inc. (a)	10,300	12,154
	Hecla Mining Co. (a)	26,500	74,200
	Minerals Technologies, Inc.	3,200	130,880
	Stillwater Mining Co. (a)	6,700	33,098
	United States Lime & Minerals Inc. (a)	300	7,185
	Uranium Resources, Inc. (a)	12,100	9,317

			716,457

Miscellaneous Business & Consumer Discretionary - 0.1%	Core-Mark Holdings Co., Inc. (a)	1,600	34,432
	Sotheby’s Holdings, Inc. Class A	11,500	102,235

			136,667

Miscellaneous Consumer Staples - 0.0%	Reddy Ice Holdings, Inc.	3,000	4,320

Miscellaneous Health Care - 0.0%	MedAssets, Inc. (a)	2,800	40,880

Miscellaneous Materials & Commodities - 0.2%	Ceradyne, Inc. (a)	4,400	89,364
	Lydall, Inc. (a)	3,100	17,825
	Symyx Technologies Inc. (a)	5,900	35,046
	WD-40 Co.	2,900	82,041

			224,276

Miscellaneous Materials & Processing - 0.1%	Insituform Technologies, Inc. Class A (a)	4,600	90,574
	Rogers Corp. (a)	3,100	86,087
	Xerium Technologies, Inc. (a)	2,700	1,782

			178,443

Miscellaneous Producer Durables - 0.1%	Blount International, Inc. (a)	6,700	63,516
	Park-Ohio Holdings Corp. (a)	1,300	8,021

			71,537

Miscellaneous Technology - 0.1%	iRobot Corp. (a)	3,300	29,799
	Microvision, Inc. (a)	10,600	17,808
	TerreStar Corp. (a)	9,300	3,720
	Vocus, Inc. (a)	2,800	50,988

			102,315

Multi-Sector Companies - 0.3%	Brunswick Corp.	13,600	57,256
	Compass Diversified Holdings	4,400	49,500

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	GenCorp, Inc. (a)	9,600	$35,328
	GenTek Inc. (a)	1,400	21,070
	Kaman Corp. Class A	4,300	77,959
	Lancaster Colony Corp.	3,600	123,480
	Raven Industries, Inc.	2,700	65,070
	United Capital Corp. (a)	200	3,628

			433,291

Office Furniture & Business Equipment - 0.3%	ACCO Brands Corp. (a)	8,464	29,201
	HNI Corp.	7,500	118,800
	Herman Miller, Inc.	9,600	125,088
	Kimball International, Inc. Class B	5,700	49,077
	Knoll, Inc.	7,700	69,454
	Presstek, Inc. (a)	5,200	16,692

			408,312

Oil: Crude Producers - 2.0%	APCO Argentina, Inc.	700	17,710
	ATP Oil & Gas Corp. (a)	4,600	26,910
	Abraxas Petroleum Corp. (a)	7,700	5,505
	American Oil & Gas, Inc. (a)	6,900	5,520
	Arena Resources, Inc. (a)	6,200	174,158
	Atlas America, Inc.	5,800	86,130
	BMB Munai, Inc. (a)	6,900	9,591
	BPZ Resources, Inc. (a)	10,300	65,920
	Berry Petroleum Co. Class A	7,200	54,432
	Bill Barrett Corp. (a)	6,100	128,893
	Brigham Exploration Co. (a)	8,000	25,600
	Bronco Drilling Co., Inc. (a)	4,400	28,424
	Callon Petroleum Co. (a)	1,700	4,420
	Cano Petroleum, Inc. (a)	10,900	4,796
	Carrizo Oil & Gas, Inc. (a)	4,600	74,060
	Cheniere Energy, Inc. (a)	7,300	20,805
	Clayton Williams Energy, Inc. (a)	900	40,896
	Comstock Resources, Inc. (a)	7,700	363,825
	Contango Oil & Gas Co. (a)	2,200	123,860
	Delek US Holdings, Inc.	1,600	8,464
	Double Eagle Pete & Mining Co. (a)	1,600	11,232
	EXCO Resources, Inc. (a)	24,900	225,594
	Endeavour International Corp. (a)	20,600	10,300
	Energy Partners Ltd. (a)	5,585	7,540
	Energy XXI Bermuda Ltd.	18,900	14,931
	FX Energy, Inc. (a)	6,800	18,972
	Gasco Energy, Inc. (a)	16,600	6,474
	GeoGlobal Resources, Inc. (a)	6,400	10,240
	Geokinetics, Inc. (a)	900	2,223
	GeoResources, Inc. (a)	1,100	9,559
	Goodrich Petroleum Corp. (a)	3,800	113,810
	Gran Tierra Energy, Inc. (a)	35,400	99,120

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Gulfport Energy Corp. (a)	4,600	$18,170
	Harvest Natural Resources, Inc. (a)	6,400	27,520
	Houston American Energy Corp.	2,900	9,802
	McMoRan Exploration Co. (a)	9,800	96,040
	Meridian Resource Corp. (a)	14,000	7,980
	Northern Oil And Gas, Inc. (a)	3,500	9,100
	Oilsands Quest, Inc. (a)	27,500	20,075
	Panhandle Oil & Gas Inc.	1,200	21,600
	Parallel Petroleum Corp. (a)	7,000	14,070
	Petroleum Development Corp. (a)	2,500	60,175
	Petroquest Energy, Inc. (a)	7,500	50,700
	Pioneer Drilling Co. (a)	8,400	46,788
	PrimeEnergy Corp. (a)	100	4,927
	Quest Resource Corp. (a)	3,900	1,716
	Rex Energy Corp. (a)	2,800	8,232
	Rosetta Resources, Inc. (a)	8,600	60,888
	Stone Energy Corp. (a)	5,328	58,715
	Swift Energy Co. (a)	4,900	82,369
	TXCO Resources, Inc. (a)	5,400	8,046
	Toreador Resources Corp. (a)	2,900	15,921
	Tri-Valley Corp. (a)	4,200	7,560
	Venoco, Inc. (a)	3,300	8,943
	Warren Resources, Inc. (a)	9,800	19,502
	Western Refining, Inc.	5,300	41,128

			2,499,881

Oil: Integrated Domestic - 0.1%	Delta Petroleum Corp. (a)	10,800	51,084
	GMX Resources Inc. (a)	2,800	70,896
	Ram Energy Resources, Inc. (a)	6,800	5,984

			127,964

Oil: Integrated International - 0.1%	Vaalco Energy, Inc. (a)	10,100	75,144

Paints & Coatings - 0.1%	Ferro Corp.	7,400	52,170
	H.B. Fuller Co.	8,400	135,324

			187,494

Paper - 0.4%	AbitibiBowater, Inc. (a)	9,252	4,348
	Albany International Corp. Class A	4,900	62,916
	Boise, Inc. (a)	6,000	2,580
	Buckeye Technologies, Inc. (a)	5,900	21,476
	Clearwater Paper Corp. (a)	1,897	15,915
	Kapstone Paper and Packaging Corp. (a)	3,600	8,568
	Mercer International, Inc.-Sbi (a)	4,800	9,216
	Multi-Color Corp.	1,450	22,939
	Neenah Paper, Inc.	2,500	22,100
	P.H. Glatfelter Co.	7,300	67,890
	Rock-Tenn Co. Class A	6,400	218,752
	Verso Paper Corp.	2,800	2,884

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Wausau Paper Corp.	7,500	$85,800

			545,384

Plastics - 0.0%	Spartech Corp.	5,200	32,552

Pollution Control & Environmental Services - 0.3%	American Ecology Corp.	2,600	52,598
	Darling International, Inc. (a)	13,800	75,762
	EnergySolutions, Inc.	5,500	31,075
	Fuel Tech, Inc. (a)	3,000	31,770
	Headwaters, Inc. (a)	7,400	49,950
	Met-Pro Corp.	2,900	38,628
	Metalico, Inc. (a)	4,300	6,665
	Team, Inc. (a)	3,200	88,640

			375,088

Power Transmission Equipment - 0.2%	Regal-Beloit Corp.	5,400	205,146
	Synthesis Energy Systems, Inc. (a)	3,600	2,448

			207,594

Printing & Copying Services - 0.2%	Bowne & Co., Inc.	4,900	28,812
	Cenveo, Inc. (a)	8,800	39,160
	Schawk, Inc.	2,400	27,504
	VistaPrint Ltd. (a)	7,600	141,436

			236,912

Production Technology Equipment - 1.0%	ATMI, Inc. (a)	5,400	83,322
	Axcelis Technologies, Inc. (a)	16,500	8,415
	Brooks Automation, Inc. (a)	11,283	65,554
	Cognex Corp.	6,900	102,120
	Cymer, Inc. (a)	4,800	105,168
	Dionex Corp. (a)	3,100	139,035
	Electro Scientific Industries, Inc. (a)	5,000	33,950
	Emcore Corp. (a)	12,800	16,640
	Entegris, Inc. (a)	19,295	42,256
	Esterline Technologies Corp. (a)	4,900	185,661
	FEI Co. (a)	6,300	118,818
	Intevac, Inc. (a)	3,700	18,759
	K-Tron International, Inc. (a)	400	31,960
	Kulicke & Soffa Industries, Inc. (a)	9,000	15,300
	LTX-Credence Corp. (a)	22,700	6,129
	MTS Systems Corp.	3,000	79,920
	Mattson Technology, Inc. (a)	9,100	12,831
	Photronics, Inc. (a)	6,800	13,260
	Rofin-Sinar Technologies, Inc. (a)	5,100	104,958
	Rudolph Technologies, Inc. (a)	4,413	15,578
	Ultra Clean Holdings, Inc. (a)	3,300	6,633
	Ultratech, Inc. (a)	4,100	49,036

			1,255,303

Publishing: Miscellaneous - 0.1%	Consolidated Graphics, Inc. (a)	1,600	36,224
	Courier Corp.	1,700	30,430
	Martha Stewart Living Omnimedia, Inc. Class A (a)	3,500	9,100

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Playboy Enterprises, Inc. Class B (a)	4,900	$10,584
	Primedia, Inc.	4,750	10,307
	Scholastic Corp.	4,100	55,678

			152,323

Publishing: Newspapers - 0.1%	AH Belo Corp.	2,340	5,101
	Belo Corp. Class A	14,800	23,088
	Dolan Media Co. (a)	3,900	25,701
	Journal Communications, Inc. Class A	7,100	17,395
	Lee Enterprises, Inc.	7,600	3,116
	McClatchy Co. Class A	10,111	8,089
	Media General, Inc. Class A	3,300	5,775

			88,265

Radio & TV Broadcasters - 0.2%	CKX, Inc. (a)	8,700	31,929
	Citadel Broadcasting Corp. (a)	30,650	4,904
	Cox Radio, Inc. Class A (a)	3,500	21,035
	Cumulus Media, Inc. Class A (a)	5,200	12,948
	Entercom Communications Corp.	3,200	3,936
	Fisher Communications, Inc.	1,000	20,640
	Gray Television, Inc.	6,800	2,720
	Lin TV Corp. Class A (a)	4,500	4,905
	Outdoor Channel Holdings, Inc. (a)	3,100	23,219
	RHI Entertainment, Inc. (a)	1,900	15,428
	Sinclair Broadcast Group, Inc. Class A	7,800	24,180
	World Wrestling Entertainment, Inc.	3,100	34,348

			200,192

Railroad Equipment - 0.3%	American Railcar Industries, Inc.	1,300	13,689
	Freightcar America, Inc.	2,000	36,540
	Greenbrier Cos., Inc.	2,800	19,236
	Westinghouse Air Brake Technologies Corp.	7,900	314,025

			383,490

Railroads - 0.1%	Genesee & Wyoming, Inc. Class A (a)	4,950	150,975

Real Estate - 0.3%	AMREP Corp. (a)	300	9,384
	Avatar Holdings, Inc. (a)	1,000	26,520
	Bluegreen Corp. (a)	2,200	6,886
	Cogdell Spencer, Inc.	2,100	19,656
	Consolidated-Tomoka Land Co.	1,000	38,190
	FX Real Estate and Entertainment, Inc. (a)	1,360	204
	Forestar Group, Inc. (a)	5,966	56,796
	Griffin Land & Nurseries, Inc.	500	18,430
	Grubb & Ellis Co.	5,400	6,696
	Hilltop Holdings, Inc. (a)	7,652	74,530
	Meruelo Maddux Properties, Inc. (a)	7,220	8,953
	Resource Capital Corp.	3,400	13,022
	Stratus Properties, Inc. (a)	900	11,214
	Tejon Ranch Co. (a)	1,800	44,532

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Thomas Properties Group, Inc.	3,600	$9,324

			344,337

Real Estate Investment Trusts (REITs) - 5.7%	Acadia Realty Trust	5,700	81,339
	Agree Realty Corp.	1,600	29,008
	Alexander’s, Inc.	300	76,470
	American Campus Communities, Inc.	6,758	138,404
	American Capital Agency Corp.	1,700	36,312
	Anthracite Capital, Inc. (c)	9,800	21,854
	Anworth Mortgage Asset Corp.	14,200	91,306
	Arbor Realty Trust, Inc.	3,000	8,850
	Ashford Hospitality Trust, Inc.	18,150	20,873
	Associated Estates Realty Corp.	2,400	21,912
	BioMed Realty Trust, Inc.	13,500	158,220
	Capital Trust, Inc.	3,200	11,520
	CapLease, Inc.	6,300	10,899
	Capstead Mortgage Corp.	9,300	100,161
	Care Investment Trust, Inc.	2,000	15,580
	Cedar Shopping Centers, Inc.	7,100	50,268
	Chimera Investment Corp.	21,500	74,175
	Colonial Properties Trust	8,200	68,306
	Corporate Office Properties Trust	7,100	217,970
	Cousins Properties, Inc.	7,600	105,260
	DCT Industrial Trust, Inc.	28,750	145,475
	DiamondRock Hospitality Co.	15,840	80,309
	Dupont Fabros Technology, Inc.	2,100	4,347
	Eastgroup Properties, Inc.	4,200	149,436
	Education Realty Trust, Inc.	4,700	24,534
	Entertainment Properties Trust	5,300	157,940
	Equity Lifestyle Properties, Inc.	3,400	130,424
	Equity One, Inc.	5,400	95,580
	Extra Space Storage, Inc.	13,800	142,416
	FelCor Lodging Trust, Inc.	11,100	20,424
	First Industrial Realty Trust, Inc.	7,500	56,625
	First Potomac Realty Trust	4,100	38,130
	Franklin Street Properties Corp.	9,400	138,650
	Friedman Billings Ramsey Group, Inc. Class A (a)	24,500	4,165
	Getty Realty Corp.	2,800	58,968
	Glimcher Realty Trust	6,400	17,984
	Gramercy Capital Corp.	7,061	9,038
	Hatteras Financial Corp.	2,400	63,840
	Healthcare Realty Trust, Inc.	9,500	223,060
	Hersha Hospitality Trust	7,000	21,000
	Highwoods Properties, Inc.	10,700	292,752
	Home Properties, Inc.	5,100	207,060
	Inland Real Estate Corp.	9,500	123,310
	Investors Real Estate Trust	9,700	103,887

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	JER Investors Trust, Inc.	3,800	$3,534
	Kite Realty Group Trust	3,400	18,904
	LTC Properties, Inc.	3,900	79,092
	LaSalle Hotel Properties	6,800	75,140
	Lexington Corporate Properties Trust	11,830	59,150
	MFA Financial, Inc.	32,100	189,069
	Maguire Properties, Inc.	6,500	9,490
	Medical Properties Trust, Inc.	11,700	73,827
	Mid-America Apartment Communities, Inc.	4,500	167,220
	Mission West Properties, Inc.	2,700	20,655
	Monmouth Real Estate Investment Corp. Class A	4,100	28,700
	National Health Investors, Inc.	3,800	104,234
	National Retail Properties, Inc.	12,700	218,313
	Newcastle Investment Corp.	9,400	7,896
	NorthStar Realty Finance Corp.	10,000	39,100
	Omega Healthcare Investors, Inc.	13,200	210,804
	One Liberty Properties, Inc.	1,700	14,960
	PS Business Parks, Inc.	2,500	111,650
	Parkway Properties, Inc.	2,600	46,800
	Pennsylvania Real Estate Investment Trust	6,200	46,190
	Post Properties, Inc.	7,400	122,100
	Potlatch Corp.	6,639	172,680
	RAIT Investment Trust	10,840	28,184
	Ramco-Gershenson Properties Trust	3,000	18,540
	Realty Income Corp.	17,100	395,865
	Redwood Trust, Inc.	5,700	84,987
	Saul Centers, Inc.	1,700	67,150
	Senior Housing Properties Trust	19,200	344,064
	Sovran Self Storage, Inc.	3,600	129,600
	Strategic Hotel Capital, Inc.	12,100	20,328
	Sun Communities, Inc.	3,100	43,400
	Sunstone Hotel Investors, Inc.	8,800	54,472
	Tanger Factory Outlet Centers, Inc.	5,100	191,862
	U-Store-It Trust	8,800	39,160
	Universal Health Realty Income Trust	1,900	62,529
	Urstadt Biddle Properties, Inc. Class A	3,400	54,162
	Washington Real Estate Investment Trust (b)	8,700	246,210
	Winthrop Realty Trust	1,500	16,260

			7,264,322

Recreational Vehicles & Boats - 0.2%	Fleetwood Enterprises, Inc. (a)	10,900	1,090
	Marine Products Corp.	1,600	8,992
	Polaris Industries, Inc.	5,400	154,710
	Winnebago Industries, Inc.	4,800	28,944

			193,736

Rental & Leasing Services: Commercial - 0.1%	Aircastle Ltd.	8,300	39,674
	Electro Rent Corp.	3,500	39,060

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	H&E Equipment Services, Inc. (a)	2,600	$20,046
	McGrath RentCorp	3,900	83,304

			182,084

Rental & Leasing Services: Consumer - 0.4%	Aaron Rents, Inc.	7,500	199,650
	Amerco, Inc. (a)	1,600	55,248
	Dollar Thrifty Automotive Group, Inc. (a)	300	327
	RSC Holdings, Inc. (a)	7,800	66,456
	Rent-A-Center, Inc. (a)(b)	11,400	201,210

			522,891

Restaurants - 1.3%	AFC Enterprises, Inc. (a)	3,600	16,884
	BJ’s Restaurants, Inc. (a)	2,500	26,925
	Bob Evans Farms, Inc.	5,300	108,279
	Buffalo Wild Wings, Inc. (a)	2,800	71,820
	CEC Entertainment, Inc. (a)	3,500	84,875
	CKE Restaurants, Inc.	8,800	76,384
	California Pizza Kitchen, Inc. (a)	3,150	33,768
	The Cheesecake Factory, Inc. (a)	9,500	95,950
	Cracker Barrel Old Country Store, Inc.	3,458	71,200
	Denny’s Corp. (a)	16,800	33,096
	DineEquity, Inc.	2,900	33,524
	Domino’s Pizza, Inc. (a)	6,600	31,086
	Einstein Noah Restaurant Group, Inc. (a)	1,200	6,900
	Jack in the Box, Inc. (a)	9,900	218,691
	Krispy Kreme Doughnuts, Inc. (a)	10,500	17,640
	Landry’s Restaurants, Inc.	2,300	26,680
	Luby’s, Inc. (a)	3,300	13,827
	O’Charleys, Inc.	3,700	7,400
	P.F. Chang’s China Bistro, Inc. (a)	3,800	79,572
	Papa John’s International, Inc. (a)	3,800	70,034
	Red Robin Gourmet Burgers, Inc. (a)	2,300	38,709
	Ruby Tuesday, Inc. (a)	8,800	13,728
	Ruth’s Hospitality Group, Inc. (a)	3,400	4,692
	Sonic Corp. (a)	10,170	123,769
	The Steak n Shake Co. (a)	4,600	27,370
	Texas Roadhouse, Inc. Class A (a)	8,600	66,650
	Wendy’s	66,926	330,614

			1,730,067

Retail - 2.7%	1-800-FLOWERS.COM, Inc. Class A (a)	4,400	16,808
	99 Cents Only Stores (a)	7,500	81,975
	Aéropostale, Inc. (a)	11,000	177,100
	America’s Car Mart, Inc. (a)	1,400	19,334
	Asbury Automotive Group, Inc.	5,700	26,049
	bebe Stores, Inc.	6,300	47,061
	Bidz.com, Inc. (a)	1,600	7,280
	Big 5 Sporting Goods Corp.	4,000	20,840
	Blockbuster, Inc. Class A (a)	31,200	39,312

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Blue Nile, Inc. (a)	2,300	$56,327
	Borders Group, Inc.	10,200	4,080
	Brown Shoe Co., Inc.	7,125	60,349
	The Buckle, Inc.	3,700	80,734
	Build-A-Bear Workshop, Inc. (a)	2,500	12,150
	Cabela’s, Inc. Class A (a)	6,000	34,980
	Cache, Inc. (a)	1,900	3,838
	Casual Male Retail Group, Inc. (a)	6,300	3,276
	The Cato Corp. Class A	4,900	73,990
	Central Garden & Pet Co. Class A (a)	10,869	64,127
	Charlotte Russe Holding, Inc. (a)	3,400	22,066
	Charming Shoppes, Inc. (a)	19,100	46,604
	Chico’s FAS, Inc. (a)	30,300	126,654
	The Children’s Place Retail Stores, Inc. (a)	3,800	82,384
	Christopher & Banks Corp.	6,000	33,600
	Coldwater Creek, Inc. (a)	10,200	29,070
	Collective Brands, Inc. (a)	10,400	121,888
	Conn’s, Inc. (a)	1,600	13,568
	Dillard’s, Inc. Class A	9,900	39,303
	Dress Barn, Inc. (a)	7,600	81,624
	drugstore.com, Inc. (a)	13,200	16,368
	Ezcorp, Inc. (a)	6,500	98,865
	FGX International Holdings Ltd. (a)	2,000	27,480
	Fred’s, Inc.	6,700	72,092
	GSI Commerce, Inc. (a)	4,000	42,080
	Gaiam, Inc. (a)	3,000	13,860
	Genesco, Inc. (a)	3,000	50,760
	Group 1 Automotive, Inc.	3,600	38,772
	Gymboree Corp. (a)	4,600	120,014
	Hibbett Sports, Inc. (a)	4,450	69,909
	Hot Topic, Inc. (a)	6,800	63,036
	Insight Enterprises, Inc. (a)	8,100	55,890
	Jo-Ann Stores, Inc. (a)	4,200	65,058
	Jos. A. Bank Clothiers, Inc. (a)	2,925	76,489
	Lawson Products, Inc.	879	20,085
	Lumber Liquidators, Inc. (a)	1,800	19,008
	MarineMax, Inc. (a)	2,700	9,153
	Men’s Wearhouse, Inc.	8,900	120,506
	New York & Co. (a)	3,500	8,120
	Overstock.com, Inc. (a)	2,700	29,106
	PC Connection, Inc. (a)	1,000	5,120
	PC Mall, Inc. (a)	2,100	8,421
	Pacific Sunwear of California, Inc. (a)	10,100	16,059
	The Pantry, Inc. (a)	3,500	75,075
	The Pep Boys - Manny, Moe & Jack	7,100	29,323
	PetMed Express, Inc. (a)	4,000	70,520

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Pier 1 Imports, Inc. (a)	15,000	$5,550
	PriceSmart, Inc.	2,200	45,452
	Retail Ventures, Inc. (a)	3,500	12,145
	Rush Enterprises, Inc. Class A (a)	5,700	48,849
	Russ Berrie & Co., Inc. (a)	2,200	6,534
	Sally Beauty Co., Inc. (a)	15,100	85,919
	School Specialty, Inc. (a)	3,400	65,008
	Shutterfly, Inc. (a)	3,600	25,164
	Sonic Automotive, Inc.	4,400	17,512
	Stage Stores, Inc.	6,450	53,212
	Stamps.com, Inc. (a)	1,800	17,694
	Stein Mart, Inc. (a)	4,300	4,859
	Syms Corp. (a)	1,000	8,880
	Systemax, Inc.	1,500	16,155
	The Talbots, Inc.	3,700	8,843
	Tractor Supply Co. (a)	5,400	195,156
	Tuesday Morning Corp. (a)	5,100	8,313
	Tween Brands, Inc. (a)	3,700	15,984
	Volcom, Inc. (a)	3,200	34,880
	The Wet Seal, Inc. Class A (a)	16,200	48,114
	Zale Corp. (a)	5,600	18,648
	Zumiez, Inc. (a)	3,300	24,585

			3,414,996

Savings & Loan - 1.5%	Anchor Bancorp Wisconsin, Inc.	3,400	9,384
	Bank Mutual Corp.	8,500	98,090
	Berkshire Hills Bancorp, Inc.	1,800	55,548
	Brookline Bancorp, Inc.	10,200	108,630
	Brooklyn Federal Bancorp, Inc.	900	12,645
	Danvers Bancorp, Inc.	3,300	44,121
	Dime Community Bancshares, Inc.	4,300	57,190
	ESSA Bancorp, Inc.	3,000	42,390
	First Financial Holdings, Inc.	2,200	44,528
	First Financial Northwest, Inc.	4,300	40,162
	First Niagara Financial Group, Inc.	19,300	312,081
	First Place Financial Corp.	2,300	8,809
	FirstFed Financial Corp. (a)	1,700	2,975
	Flagstar Bancorp, Inc. (a)	7,400	5,254
	Flushing Financial Corp.	3,400	40,664
	Guaranty Financial Group, Inc. (a)	12,500	32,625
	Home Federal Bancorp, Inc.	900	9,648
	IBERIABANK Corp.	2,500	120,000
	Kearny Financial Corp.	3,000	38,400
	Meridian Interstate Bancorp, Inc. (a)	1,600	14,800
	NASB Financial, Inc.	400	10,004
	NewAlliance Bancshares, Inc.	18,300	241,011
	Northwest Bancorp, Inc.	2,900	62,002

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	OceanFirst Financial Corp.	1,800	$29,880
	Ocwen Financial Corp. (a)	6,100	55,998
	Provident Financial Services, Inc.	10,100	154,530
	Provident New York Bancorp	6,900	85,560
	Rockville Financial, Inc.	1,400	19,558
	Roma Financial Corp.	1,100	13,849
	Sterling Financial Corp.	8,260	72,688
	United Community Financial Corp.	4,523	4,071
	ViewPoint Financial Group	1,800	28,890
	W Hldg Co., Inc.	372	3,832
	Westfield Financial, Inc.	5,900	60,888

			1,940,705

Securities Brokerage & Services - 0.6%	Diamond Hill Investments Group	400	26,000
	GFI Group, Inc.	11,000	38,940
	Gladstone Investment Corp.	4,300	21,113
	International Assets Holding Corp., Inc. (a)	600	5,148
	KBW, Inc. (a)	4,400	101,200
	Knight Capital Group, Inc. Class A (a)	15,900	256,785
	LaBranche & Co., Inc. (a)	8,600	41,194
	Ladenburg Thalmann Financial Services, Inc. (a)	14,800	10,656
	MarketAxess Holdings, Inc. (a)	5,100	41,616
	optionsXpress Holdings, Inc.	7,300	97,528
	Penson Worldwide, Inc. (a)	3,100	23,622
	SWS Group, Inc.	4,300	81,485
	Thomas Weisel Partners Group, Inc. (a)	3,021	14,259

			759,546

Services: Commercial - 3.7%	ABM Industries, Inc.	7,400	140,970
	AMN Healthcare Services, Inc. (a)	5,700	48,222
	Administaff, Inc.	3,800	82,384
	The Advisory Board Co. (a)	2,800	62,440
	Ambassadors Group, Inc.	3,500	32,200
	CBIZ, Inc. (a)	7,600	65,740
	CDI Corp.	2,300	29,762
	CRA International, Inc. (a)	2,000	53,860
	Casella Waste Systems, Inc. (a)	3,700	15,096
	Chemed Corp.	3,800	151,126
	Coinstar, Inc. (a)	4,700	91,697
	Cornell Cos., Inc. (a)	1,700	31,603
	CoStar Group, Inc. (a)	3,300	108,702
	Cross Country Healthcare, Inc. (a)	5,600	49,224
	Dice Holdings, Inc. (a)	2,100	8,568
	DynCorp. International, Inc. (a)	4,100	62,197
	Exponent, Inc. (a)	2,500	75,200
	First Advantage Corp. Class A (a)	2,000	28,300
	Forrester Research, Inc. (a)	2,400	67,704
	G&K Services, Inc. Class A	3,300	66,726

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	The Geo Group, Inc. (a)	8,700	$156,861
	Gevity HR, Inc.	4,600	6,946
	Global Sources Ltd. (a)	2,252	12,273
	Global Traffic Network, Inc. (a)	2,300	13,432
	Heidrick & Struggles International, Inc.	3,100	66,774
	Hudson Highland Group, Inc. (a)	4,100	13,735
	ICF International, Inc. (a)	1,300	31,941
	ICT Group, Inc. (a)	1,300	5,954
	Jackson Hewitt Tax Service, Inc.	4,800	75,312
	Kelly Services, Inc. Class A	4,600	59,846
	Kforce, Inc. (a)	5,100	39,168
	The Knot, Inc. (a)	4,800	39,936
	Korn/Ferry International (a)	7,400	84,508
	Liquidity Services, Inc. (a)	2,500	20,825
	MAXIMUS, Inc.	2,800	98,308
	MPS Group, Inc. (a)	15,900	119,727
	Midas, Inc. (a)	2,700	28,323
	Monro Muffler, Inc.	2,800	71,400
	Navigant Consulting, Inc. (a)	8,300	131,721
	Net 1 UEPS Technologies, Inc. (a)	8,000	109,600
	Nutri/System, Inc.	5,400	78,786
	On Assignment, Inc. (a)	5,300	30,051
	Orbitz Worldwide, Inc. (a)	5,300	20,564
	PHH Corp. (a)	8,500	108,205
	PRG-Schultz International, Inc. (a)	2,900	11,832
	Perficient, Inc. (a)	5,100	24,378
	Pre-Paid Legal Services, Inc. (a)	1,400	52,206
	The Providence Service Corp. (a)	2,100	3,045
	Regis Corp.	7,300	106,069
	Resources Connection, Inc. (a)	7,900	129,402
	Rollins, Inc.	7,300	131,984
	Spherion Corp. (a)	10,000	22,100
	Standard Parking Corp. (a)	1,400	27,076
	Steiner Leisure Ltd. (a)	2,600	76,752
	TeleTech Holdings, Inc. (a)	6,600	55,110
	Tetra Tech, Inc. (a)	9,900	239,085
	TrueBlue, Inc. (a)	7,500	71,775
	Unifirst Corp.	2,200	65,318
	Viad Corp.	3,400	84,116
	Volt Information Sciences, Inc. (a)	2,150	15,544
	Waste Connections, Inc. (a)	13,100	413,567
	Waste Services, Inc. (a)	3,333	21,931
	Watson Wyatt Worldwide, Inc.	7,000	334,740
	World Fuel Services Corp.	4,700	173,900

			4,755,847

Shipping - 0.6%	American Commercial Lines, Inc. (a)	6,200	30,380

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	DHT Maritime, Inc.	5,900	$32,686
	Eagle Bulk Shipping, Inc.	7,300	49,786
	Genco Shipping & Trading Ltd.	3,900	57,720
	General Maritime Corp.	7,830	84,564
	Golar LNG Ltd.	6,000	40,560
	Gulfmark Offshore, Inc. (a)	3,600	85,644
	Horizon Lines, Inc. Class A	5,100	17,799
	International Shipholding Corp.	1,100	27,863
	Knightsbridge Tankers Ltd.	2,600	38,090
	Nordic American Tanker Shipping Ltd.	5,900	199,125
	Ship Finance International Ltd.	7,100	78,455
	TBS International Ltd. (a)	1,800	18,054

			760,726

Shoes - 0.7%	Crocs, Inc. (a)	14,400	17,856
	DSW, Inc. Class A (a)	2,000	24,920
	Deckers Outdoor Corp. (a)	2,100	167,727
	The Finish Line, Inc. Class A	7,655	42,868
	Iconix Brand Group, Inc. (a)	10,000	97,800
	K-Swiss, Inc. Class A	4,200	47,880
	Kenneth Cole Productions, Inc. Class A	900	6,372
	Shoe Carnival, Inc. (a)	1,400	13,370
	Skechers U.S.A., Inc. Class A (a)	5,400	69,228
	Steven Madden Ltd. (a)	3,100	66,092
	Timberland Co. Class A (a)	7,900	91,245
	Weyco Group, Inc.	1,100	36,355
	Wolverine World Wide, Inc. (b)	8,400	176,736

			858,449

Steel - 0.0%	China Precision Steel, Inc. (a)	4,700	5,828
	General Steel Holdings, Inc. (a)	1,300	5,122
	Olympic Steel, Inc.	1,300	26,481
	Sutor Technology Group Ltd. (a)	1,700	3,910
	Universal Stainless & Alloy Products, Inc. (a)	1,100	15,939

			57,280

Sugar - 0.0%	Imperial Sugar Co. New Shares	1,900	27,246

Telecommunications Equipment - 0.6%	Airvana, Inc. (a)	3,700	22,644
	Applied Signal Technology, Inc.	1,800	32,292
	Arris Group, Inc. (a)	20,946	166,521
	Audiovox Corp. Class A (a)	2,800	14,028
	Belden, Inc.	7,500	156,600
	Mastec, Inc. (a)	6,900	79,902
	OpNext, Inc. (a)	2,200	3,850
	Plantronics, Inc.	8,200	108,240
	Polycom, Inc. (a)	14,300	193,193
	Powerwave Technologies, Inc. (a)	22,200	11,100
	Preformed Line Products Co.	400	18,416

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Symmetricom, Inc. (a)	8,000	$31,600

			838,386

Textile Products - 0.1%	Interface, Inc. Class A	9,000	41,760
	Unifi, Inc. (a)	8,400	23,688

			65,448

Textiles Apparel Manufacturers - 0.6%	American Apparel, Inc. (a)	6,200	12,338
	Carter’s, Inc. (a)	9,200	177,192
	Cherokee, Inc.	1,400	24,290
	Columbia Sportswear Co.	2,200	77,814
	G-III Apparel Group, Ltd. (a)	1,900	12,141
	J. Crew Group, Inc. (a)	6,870	83,814
	Lululemon Athletica, Inc. (a)	3,200	25,376
	Maidenform Brands, Inc. (a)	3,300	33,495
	Oxford Industries, Inc.	1,800	15,786
	Perry Ellis International, Inc. (a)	1,850	11,729
	Quiksilver, Inc. (a)	21,600	39,744
	True Religion Apparel, Inc. (a)	3,000	37,320
	Under Armour, Inc. Class A (a)	5,500	131,120
	The Warnaco Group, Inc. (a)	7,500	147,225

			829,384

Tires & Rubber - 0.1%	Cooper Tire & Rubber Co.	9,900	60,984
	Titan International, Inc.	5,750	47,437

			108,421

Tobacco - 0.3%	Alliance One International, Inc. (a)(b)	16,200	47,628
	Schweitzer-Mauduit International, Inc.	2,600	52,052
	Star Scientific, Inc. (a)	12,300	47,109
	Universal Corp.	4,200	125,454
	Vector Group Ltd.	5,794	78,914

			351,157

Toys - 0.3%	Jakks Pacific, Inc. (a)	4,600	94,898
	Leapfrog Enterprises, Inc. (a)	4,900	17,150
	Marvel Entertainment, Inc. (a)	8,200	252,150

			364,198

Transportation Miscellaneous - 0.3%	CAI International, Inc. (a)	1,100	3,487
	Celadon Group, Inc. (a)	4,000	34,120
	Dynamex, Inc. (a)	1,400	20,650
	HUB Group, Inc. Class A (a)	6,200	164,486
	Odyssey Marine Exploration, Inc. (a)	7,900	25,359
	Pacer International, Inc.	5,900	61,537
	Textainer Group Holdings Ltd.	1,500	15,900
	Ultrapetrol Bahamas Ltd. (a)	4,100	13,079

			338,618

Truckers - 0.7%	Arkansas Best Corp.	3,600	108,396
	Forward Air Corp.	5,000	121,350
	Heartland Express, Inc.	9,700	152,872
	Knight Transportation, Inc.	9,450	152,334

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Marten Transport Ltd. (a)	2,500	$47,400
	Old Dominion Freight Line, Inc. (a)	4,450	126,647
	Patriot Transportation Holding, Inc. (a)	200	14,014
	Saia, Inc. (a)	2,300	24,978
	Universal Truckload Services, Inc. (a)	1,000	14,160
	Werner Enterprises, Inc.	6,700	116,178
	YRC Worldwide, Inc. (a)	9,840	28,241

			906,570

Utilities: Electrical - 2.4%	Allete, Inc.	4,200	135,534
	Avista Corp.	9,200	178,296
	Black Hills Corp.	6,400	172,544
	CH Energy Group, Inc.	2,700	138,753
	Central Vermont Public Service Corp.	1,700	40,562
	Cleco Corp.	10,200	232,866
	El Paso Electric Co. (a)	7,700	139,293
	The Empire District Electric Co.	5,700	100,320
	IDACORP, Inc.	7,300	214,985
	ITC Holdings Corp.	8,300	362,544
	MGE Energy, Inc.	3,700	122,100
	NorthWestern Corp.	5,700	133,779
	Otter Tail Corp.	5,700	132,981
	PNM Resources, Inc.	13,900	140,112
	Pike Electric Corp. (a)	2,800	34,440
	Portland General Electric Co.	10,800	210,276
	UIL Holdings Corp.	4,333	130,120
	Unisource Energy Corp.	5,800	170,288
	Westar Energy, Inc.	17,100	350,721

			3,140,514

Utilities: Gas Distributors - 1.5%	Chesapeake Utilities Corp.	1,300	40,924
	The Laclede Group, Inc.	3,600	168,624
	New Jersey Resources Corp.	6,800	267,580
	Nicor, Inc.	7,400	257,076
	Northwest Natural Gas Co.	4,500	199,035
	Piedmont Natural Gas Co.	12,000	380,040
	South Jersey Industries, Inc.	5,000	199,250
	Southwest Gas Corp.	7,200	181,584
	WGL Holdings, Inc.	8,000	261,520

			1,955,633

Utilities: Telecommunications - 1.0%	Alaska Communications Systems Group, Inc.	7,400	69,412
	Atlantic Tele-Network, Inc.	1,400	37,170
	Centennial Communications Corp. (a)	11,100	89,466
	Cincinnati Bell, Inc. (a)	40,700	78,551
	Consolidated Communications Holdings, Inc.	3,419	40,618
	FairPoint Communications, Inc.	15,450	50,676
	FiberTower Corp. (a)	20,310	3,250
	General Communication, Inc. Class A (a)	8,000	64,720

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Common Stocks	Shares Held	Value

	Global Crossing Ltd. (a)	4,500	$ 35,730
	Globalstar, Inc. (a)	8,200	1,640
	Hungarian Telephone & Cable Corp. (a)	500	4,300
	ICO Global Communications Holdings Ltd. (a)	17,500	19,775
	IDT Corp. Class B (a)	8,100	3,240
	Ibasis, Inc. (a)	4,100	5,781
	Iowa Telecommunications Services, Inc.	5,400	77,112
	iPCS, Inc. (a)	2,900	19,894
	NTELOS Holdings Corp.	5,000	123,300
	Neutral Tandem, Inc. (a)	2,700	43,794
	ORBCOMM, Inc. (a)	4,300	9,288
	PAETEC Holding Corp. (a)	20,570	29,621
	Premiere Global Services, Inc. (a)	10,400	89,544
	RCN Corp. (a)	6,200	36,580
	Shenandoah Telecom Co.	3,800	106,590
	TW Telecom, Inc. (a)	24,830	210,310
	USA Mobility, Inc.	4,200	48,594
	Virgin Mobile USA, Inc. (a)	3,600	3,024

			1,301,980

Utilities: Water - 0.3%	American States Water Co. (b)	3,000	98,940
	California Water Service Group	3,300	153,219
	Connecticut Water Service, Inc.	1,700	40,137
	Consolidated Water Co., Inc.	2,100	26,250
	Middlesex Water Co.	2,500	43,075
	SJW Corp.	2,300	68,862
	Southwest Water Co.	3,965	12,767

			443,250

Wholesalers - 0.2%	Brightpoint, Inc. (a)	8,430	36,670
	Chindex International Inc. (a)	2,400	19,080
	Houston Wire & Cable Co.	3,200	29,792
	MWI Veterinary Supply, Inc. (a)	1,600	43,136
	Prestige Brands Holdings, Inc. (a)	5,500	58,025
	United Stationers, Inc. (a)	3,800	127,262

			313,965

	Total Common Stocks (Cost - $194,516,705) - 96.8%		124,288,857

	Investment Companies

	BlackRock Kelso Capital Corp. (c)	1,800	17,748
	Gladstone Capital Corp.	3,000	24,270
	Hercules Technology Growth Capital, Inc.	5,600	44,352
	Kayne Anderson Energy Development Co.	1,400	10,514
	Patriot Capital Funding, Inc.	3,500	12,740
	Pennantpark Investment Corp.	3,600	12,996
	Prospect Capital Corp.	4,900	58,653

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

Industry	Investment Companies	Shares Held	Value

	Total Investment Companies (Cost - $376,674) - 0.2%		$181,273

	Warrants (d)

Energy Miscellaneous - 0.0%	GreenHunter Energy, Inc. (expires 8/27/11)	60	0

	Total Warrants (Cost - $0) - 0.00%		0

	Short-Term Securities	Maturity Date	Discount Rate	Face Amount

Time Deposits - 6.0%	State Street Bank & Trust Co.	1/02/09	0.01%	$7,710,576	7,710,576

	Total Short-Term Securities (Cost - $7,710,576) - 6.0%				7,710,576

	Total Investments Before Options Written (Cost - $202,603,955*) - 103.0%				132,180,706

	Options Written			Number of Contracts

Call Options Written	Russell 2000 Index, expiring January 2009 at USD 470			500	(1,727,500)
	Russell 2000 Index, expiring January 2009 at USD 500			750	(1,218,750)

	Total Options Written (Premiums Received - $3,635,363) - (2.3%)				(2,946,250)

	Total Investments, Net of Options Written (Net Cost - $198,968,592) - 100.7%				129,234,456
	Liabilities in Excess of Other Assets - (0.7%)				(845,696)

	Net Assets - 100.0%				$128,388,760

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$115,221,727

Gross unrealized appreciation	$17,946,124
Gross unrealized depreciation	(987,145)

Net unrealized appreciation	$16,958,979

(a)	Non-income producing security.

(b)	All or a portion of security held as collateral in connection with open financial futures contracts.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income

Anthracite Capital, Inc.	$10,597	$22,844	$(9,160)	$9,569
BlackRock Kelso Capital Corp.	$7,832	—	—	$2,279

(d)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2008

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Appreciation

50	E-Mini Russell 2000	March 2009	$2,427,562	$61,938

•

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

		Assets	Liabilities
Level 1	$124,470,130	$61,938	$(2,946,250)
Level 2	7,710,576	—	—
Level 3	—	—	—

Total	$132,180,706	$61,938	$(2,946,250)

*	Other financial instruments are futures and options.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Shareholders and Board of Directors of

Small Cap Premium & Dividend Income Fund Inc:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Small Cap Premium & Dividend Income Fund Inc. (the “Fund”) as of December 31, 2008, and for the year then ended and have issued our report thereon dated February 27, 2009 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR.  Our audit also included the Fund's schedule of investments in securities (the “Schedule”) as of December 31, 2008 appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Fund's management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

Deloitte & Touche LLP

Princeton, New Jersey

February 27, 2009

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The registrant has delegated the voting of proxies relating to its voting securities to its investment sub-adviser, BlackRock Investment Management, LLC (the “Sub-adviser” or “BlackRock”). The Proxy Voting Policies and Procedures of the Sub-adviser (the “Proxy Voting Policies”) are attached as an Exhibit 99.PROXYPOL hereto.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – as of December 31, 2008.

(a)(1) As of January 31, 2009, Small Cap Premium & Dividend Income Fund Inc. is managed by Debra L. Jelilian, Managing Director at BlackRock, Jeff L. Russo, Director at BlackRock and Kyle G. McClements, CFA, Director at BlackRock. Ms. Jelilian and Messrs. Russo and McClements are jointly responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Ms. Jelilian, Mr. Russo and Mr. McClements have been the Fund’s portfolio managers since 2005, 2006 and 2009, respectively.

Ms. Jelilian has been a Managing Director of BlackRock since 2008 and a Director thereof since 2006. Prior to joining BlackRock in 2006, she was a Director at Merrill Lynch Investment Managers, L.P. (“MLIM”) from 1999 to 2006.

Mr. Russo has been a Director of BlackRock since 2006. Mr. Russo was a Director of MLIM from 2004 to 2006 and a Vice President thereof from 1999 to 2004.

Mr. McClements has been a Director of BlackRock since 2006, and a Vice President thereof from 2005 to 2006. Prior to joining BlackRock, he was a Vice President at State Street Research from 2004 to 2005.

(a)(2) As of December 31, 2008*:

	(ii) Number of Other Accounts Managed and Assets by Account Type			(iii) Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

(i) Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Debra L. Jelilian	24	28	31	0	0	1
	$13 Billion	$14 Billion	$29.2 Billion	$0	$0	$690.4 Million
Jeff Russo	13	28	30	0	0	2
	$6.93 Billion	$15.02 Billion	$30.7 Billion	$0	$0	$813.7 Million
Kyle G. McClements	8	4	8	0	0	8
	$3.01 Billion	$181.7 Million	$3.48 Billion	$0	$0	$3.48 Million

* Ms. Jelilian and Mr. McClements’s assets managed are presented as of January 31, 2009 due to the assignment of additional registered investment companies following the December 31, 2008 fiscal year end.

(iv) Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Ms. Jelilian and Messrs. Russo and McClements each currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of December 31, 2008:

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Funds include the following:

Portfolio Manager	Benchmarks Applicable to Each Manager

Debra L. Jelilian	A combination of market-based indices (e.g., The S&P 400 Index, Russell 2000 Index), certain customized indices and certain fund industry peer groups.

Jeff L. Russo	A combination of market-based indices (e.g., The S&P 400 Index, Russell 2000 Index), certain customized indices and certain fund industry peer groups.

Kyle G. McClements	A combination of Lipper peer groups and a subset of other closed-end funds.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

          Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each portfolio manager has received awards under the LTIP.

          Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Each portfolio manager has participated in the deferred compensation program.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

          Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities. As of December 31, 2008, none of Ms. Jelilian, Mr. Russo or Mr. McClements beneficially owned any stock issued by the Fund.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approx. Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs

July 1-31, 2008	206,725	$15.08 [1]	206,725[2]	0
August 1-31, 2008
September 1-30, 2008
October 1-31, 2008
November 1-30, 2008
December 1-31, 2008
Total:	206,725	$15.08 [1]	206,725[2]	0

[1] Subject to a repurchase fee of up to 2% of the net asset value per share.

[2] On May 27, 2008, the repurchase offer was announced to repurchase up to 5% of outstanding shares. The expiration date of the offer was July 7, 2008. The registrant may conduct annual repurchases for between 5% and 25% of its outstanding shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Corporate Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.

By:
/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer of Small Cap Premium & Dividend Income Fund Inc.

Date: February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of Small Cap Premium & Dividend Income Fund Inc.

Date: February 25, 2009

By:
/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of Small Cap Premium & Dividend Income Fund Inc.

Date: February 25, 2009